UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06722

Forward Funds

(Exact name of registrant as specified in charter)

345 California Street, Suite 1600

San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

John A. Blaisdell, Principal Executive Officer Forward Funds 345 California Street, Suite 1600 San Francisco, CA 94104 (Name and address of agent for service)	With a Copy To: George J. Zornada K&L Gates LLP State Street Financial Center One Lincoln St. Boston, MA 02111-2950 (617) 261-3231

Registrant’s telephone number, including area code: (800) 999-6809

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission, not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders of the Salient Global Real Estate Fund, Salient International Small Cap Fund, Salient Select Income Fund and Salient Tactical Growth Fund (collectively, the “Funds”), each a series of the registrant, pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

Salient

June 30, 2019 (Unaudited)

Semi-Annual Report

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary or broker-dealer. For Fund direct accounts, you can call 800-999-6809 to make this election.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or broker-dealer. Your election to receive reports in paper will apply to all funds held with the Forward Funds Trust.

The series of funds under the Forward Funds Trust (“Salient Funds”) are distributed by:

Forward Securities, LLC

San Francisco, California

The report has been prepared for the general information of the Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Funds’ Prospectus, which contains more complete information about Funds’ investment policies, management fees and expenses, experience of the management teams and other information. Investors are reminded to read the Prospectus before investing or sending money.

Shareholder Update   |   June 30, 2019

A MESSAGE FROM:	John A. Blaisdell
Chief Executive Officer

Dear Shareholder:

We are pleased to share with you our mid-year update. The first quarter of 2019 began with the U.S. stock market making a dramatic recovery following a fourth quarter market downturn that led to the largest market decline since 2011. U.S. equity markets continued their upward trajectory in the second quarter and the S&P 500 Index set a new record high. While uncertainty surrounding the trade war between the U.S. and China caused a market wobble, markets were able to stabilize and rally as investors were satiated by continued dovishness from the U.S. Federal Reserve and indications of progress in trade discussions. All of our mutual fund strategies successfully navigated the market recovery and trade uncertainty, delivering positive performance in the first half of the year.

I want to thank you, our shareholders, for the opportunity to be your investment partner. We are grateful for the trust you have placed in us in the past and know we must continually improve to earn it in the future.

Sincerely,

John A. Blaisdell

Chief Executive Officer

Salient Partners, L.P.

RISKS

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy. One cannot invest directly in an index.

Salient is the trade name for Salient Partners, L.P., which together with its subsidiaries provides asset management and advisory services. This information is being provided solely for educational purposes and is not an offer to sell or solicitation of an offer to buy an interest in any investment fund. Any such offer or solicitation may only be made by means of a confidential private offering memorandum or prospectus relating to a particular fund and only in a manner consistent with federal and applicable state securities laws.

The Salient Funds offered under the Forward Funds Trust are distributed by Forward Securities, LLC.

Not FDIC Insured | No Bank Guarantee | May Lose Value

©2019 Salient. All rights reserved.

The discussions concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect performance of the Funds in the future, including the portfolio managers’ outlook regarding economic, financial, market, petroleum, political and other factors relevant to investment performance in the U.S. and abroad. These statements are based on the portfolio managers’ expectations concerning certain future events and their expected impact on the Funds and are current only through the date on the cover of this report. Forward-looking statements are inherently uncertain and are not intended to predict the future performance of the Funds. Actual events may cause adjustments in the portfolio managers’ strategies from those currently expected to be employed, and the outlook of the portfolio managers is subject to change.

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2019

See page 4 for important performance disclosure information about the Salient Funds.

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month-end may be obtained at www.salientfunds.com. Investment performance may reflect fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Salient Global Real Estate Fund(a)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	1.94%	3.38%	N/A	4.17%	05/02/11

Institutional Class(b)	2.25%	3.72%	8.56%	2.98%	04/28/06

Class A (with sales load)(c)	-3.91%	2.10%	7.54%	2.19%	04/28/06

Class A (without sales load)(d)	1.92%	3.32%	8.18%	2.65%	04/28/06

Class C (with CDSC)(e)	0.14%	2.70%	7.50%	1.97%	04/28/06

Class C (without CDSC)(f)	1.14%	2.70%	7.50%	1.97%	04/28/06

Salient International Small Cap Fund(g)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	-5.90%	3.89%	8.29%	8.28%	03/05/02

Institutional Class	-5.60%	4.24%	8.66%	7.91%	02/07/96

Salient Select Income Fund(h)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	5.58%	4.06%	N/A	7.66%	10/26/11

Institutional Class	5.92%	4.42%	12.22%	5.60%	04/28/06

Class A (with sales load)(c)	-0.54%	2.78%	11.16%	7.70%	03/30/01

Class A (without sales load)(d)	5.54%	4.00%	11.82%	8.06%	03/30/01

Class C (with CDSC)(e)(i)	3.73%	3.38%	11.11%	7.30%	03/30/01

Class C (without CDSC)(f)(i)	4.72%	3.38%	11.11%	7.30%	03/30/01

Salient Tactical Growth Fund(j)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	1.17%	2.57%	N/A	3.30%	09/14/09

Institutional Class	1.49%	2.92%	N/A	3.65%	09/14/09

Class A (with sales load)(c)	-4.77%	1.23%	N/A	2.15%	03/12/10

Class A (without sales load)(d)	1.04%	2.43%	N/A	2.80%	03/12/10

Class C (with CDSC)(e)	-0.63%	1.91%	N/A	2.66%	09/14/09

Class C (without CDSC)(f)	0.35%	1.91%	N/A	2.66%	09/14/09

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2019

See page 4 for important performance disclosure information about the Salient Funds.

(a) Prior to August 14, 2018, Salient Global Real Estate Fund was known as Salient International Real Estate Fund. Prior to May 1, 2016, Salient International Real Estate Fund was known as Forward International Real Estate Fund. Prior to June 12, 2009, Forward International Real Estate Fund was known as Kensington International Real Estate Fund.

(b) Prior to June 13, 2009, Institutional Class was known as Class Y.

(c) Includes the effect of the maximum 5.75% sales charge.

(d) Excludes sales charge.

(e) Includes the 1.00% contingent deferred sales charge.

(f) Excludes the 1.00% contingent deferred sales charge.

(g) Prior to May 1, 2016, Salient International Small Cap Fund was known as Forward International Small Companies Fund. The Retail Class and Institutional Class of Pictet International Small Companies Fund were reorganized into the Investor Class and Institutional Class, respectively, of Forward International Small Companies Fund on December 23, 2003. Performance figures for periods prior to December 23, 2003, represent performance of the respective class of shares of Pictet International Small Companies Fund.

(h) Prior to May 1, 2016, Salient Select Income Fund was known as Forward Select Income Fund. Prior to June 12, 2009, Forward Select Income Fund was known as Kensington Select Income Fund.

(i) While Class C shares were initially offered for purchase effective March 30, 2001, no shareholder activity occurred until April 13, 2001.

(j) Prior to May 1, 2016, Salient Tactical Growth Fund was known as Forward Tactical Growth Fund.

Investment Disclosures (Unaudited)

Fund Risk Disclosures

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Asset allocation does not assure profit or protect against risk.

Diversification does not assure profit or protect against risk.

This document does not constitute an offering of any security, product, service or fund, including the Funds, for which an offer can be made only by a Fund’s prospectus.

No fund is a complete investment program and you may lose money investing in a fund. The Funds may engage in other investment practices that may involve additional risks and you should review the Funds’ prospectuses for a complete description.

Salient Global Real Estate Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Concentration in a particular industry will involve a greater degree of risk than a more diversified portfolio.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks, including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks.

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate, which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

Salient International Small Cap Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks, including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

Investment Disclosures (Unaudited)

Salient Select Income Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Concentration in a particular industry will involve a greater degree of risk than a more diversified portfolio.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk.

Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks.

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate, which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector.

Short selling involves additional investment risks and transaction costs and creates leverage, which can increase the risk and volatility of a fund.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

Salient Tactical Growth Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks, including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Short selling involves additional investment risks and transaction costs and creates leverage, which can increase the risk and volatility of a fund.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds that focus on alternative strategies are not suitable for all investors.

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2019

As a shareholder of the Forward Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class of each Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Salient Global Real Estate Fund	Beginning Account Value 01/01/19	Ending Account Value 06/30/19	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/19-06/30/19
Investor Class
Actual	$1,000.00	$1,139.00	1.50%	$7.96

Hypothetical	$1,000.00	$1,017.36	1.50%	$7.50
Institutional Class
Actual	$1,000.00	$1,141.40	1.15%	$6.11

Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class A
Actual	$1,000.00	$1,138.50	1.55%	$8.22

Hypothetical	$1,000.00	$1,017.11	1.55%	$7.75
Class C
Actual	$1,000.00	$1,136.30	2.10%	$11.12

Hypothetical	$1,000.00	$1,014.38	2.10%	$10.49
Salient International Small Cap Fund
Investor Class
Actual	$1,000.00	$1,139.60	1.55%	$8.22

Hypothetical	$1,000.00	$1,017.11	1.55%	$7.75

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2019

Salient International Small Cap Fund (continued)	Beginning Account Value 01/01/19	Ending Account Value 06/30/19	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/19-06/30/19
Institutional Class
Actual	$1,000.00	$1,141.20	1.20%	$6.37

Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01
Salient Select Income Fund
Investor Class
Actual	$1,000.00	$1,128.90	1.49%	$7.86

Hypothetical	$1,000.00	$1,017.41	1.49%	$7.45
Institutional Class
Actual	$1,000.00	$1,131.30	1.14%	$6.02

Hypothetical	$1,000.00	$1,019.14	1.14%	$5.71
Class A
Actual	$1,000.00	$1,128.30	1.54%	$8.13

Hypothetical	$1,000.00	$1,017.16	1.54%	$7.70
Class C
Actual	$1,000.00	$1,125.40	2.09%	$11.01

Hypothetical	$1,000.00	$1,014.43	2.09%	$10.44
Salient Tactical Growth Fund
Investor Class
Actual	$1,000.00	$1,055.20	1.84%	$9.38

Hypothetical	$1,000.00	$1,015.67	1.84%	$9.20
Institutional Class
Actual	$1,000.00	$1,057.00	1.48%	$7.55

Hypothetical	$1,000.00	$1,017.46	1.48%	$7.40
Class A
Actual	$1,000.00	$1,054.50	1.95%	$9.93

Hypothetical	$1,000.00	$1,015.12	1.95%	$9.74
Class C
Actual	$1,000.00	$1,052.20	2.44%	$12.42

Hypothetical	$1,000.00	$1,012.69	2.44%	$12.18

(a) Annualized, based on the Fund’s most recent fiscal half year expenses.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account values over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

Summary of Portfolio Holdings (See Note 11) (Unaudited)

Under Securities and Exchange Commission Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present portfolio holdings as a percent of total net assets are provided in compliance with such requirements.

Salient Global Real Estate Fund
United States	46.4%

Japan	11.1%

Hong Kong	8.9%

United Kingdom	7.3%

France	4.6%

Germany	3.4%

Spain	3.4%

Canada	2.9%

Singapore	2.5%

Netherlands	2.4%

Sweden	1.9%

Australia	1.0%

Italy	1.0%

Net Other Assets and Liabilities	3.2%
100.0%

Salient International Small Cap Fund
Europe	54.1%

Japan	22.3%

Asia ex-Japan	13.8%

North America	5.5%

Africa/Mideast	1.3%

Net Other Assets and Liabilities	3.0%
100.0%

Salient Select Income Fund
REITs-Hotels	18.2%

REITs-Diversified	15.2%

REITs-Shopping Centers	15.1%

REITs-Residential	7.9%

REITs-Specialized	7.3%

REITs-Mortgage	6.5%

REITs-Healthcare	6.0%

REITs-Storage	4.6%

REITs-Warehouse/Industrial	3.6%

REITs-Industrial	2.5%

REITs-Apartments	2.3%

REITs-Office Property	2.2%

Real Estate Operating/Development	1.9%

Consumer Products	1.5%

REITs-Regional Malls	1.4%

Oil, Gas & Consumable Fuels	0.5%

Net Other Assets and Liabilities	3.3%
100.0%

Salient Tactical Growth Fund

Exchange-Traded Funds	66.8%

Net Other Assets and Liabilities	33.2%
100.0%

* Weightings reflect long positions and excludes securities sold short.

REIT — Real Estate Investment Trust

Schedule of Investments (See Note 11) (Unaudited)

Salient Global Real Estate Fund

June 30, 2019

	Shares	Value (See Note 2)

Common Stocks: 94.9%
Australia: 1.0%

Scentre Group	154,000	$415,164

Canada: 2.9%

Granite Real Estate Investment Trust	11,300	520,238

Summit Industrial Income REIT	71,400	702,250

		1,222,488

France: 4.6%

Gecina SA	2,800	418,999

Unibail-Rodamco-Westfield	10,000	1,498,129

		1,917,128

Germany: 3.5%

ADO Properties SA(a)	15,000	620,516

Vonovia SE	17,000	811,889

		1,432,405

Hong Kong: 8.9%

Henderson Land Development Co., Ltd.	127,628	703,353

Hongkong Land Holdings, Ltd.	62,000	399,280

Link REIT	68,500	841,814

Sun Hung Kai Properties, Ltd.	65,500	1,110,994

Swire Properties, Ltd.	155,400	627,632

		3,683,073

Italy: 1.0%

COIMA RES SpA(a)	45,800	405,176

Japan: 11.1%

Mitsubishi Estate Co., Ltd.	68,000	1,264,574

Mitsui Fudosan Co., Ltd.	48,000	1,163,103

Sumitomo Realty & Development Co., Ltd.	32,000	1,142,104

Tokyo Tatemono Co., Ltd.	91,700	1,018,086

		4,587,867

Netherlands: 2.4%

InterXion Holding NV(b)	13,000	989,170

Singapore: 2.5%

CapitaLand, Ltd.	393,000	1,025,344

	Shares	Value (See Note 2)

Spain: 3.3%

Inmobiliaria Colonial SA	43,800	$487,840

Merlin Properties Socimi SA	65,000	901,720

		1,389,560

Sweden: 1.9%

Fabege AB	30,400	457,499

Hufvudstaden AB, Class A	18,300	311,170

		768,669

United Kingdom: 7.3%

Capital & Counties Properties Plc	190,000	522,635

Derwent London Plc	12,500	494,645

Grainger Plc	123,000	383,636

Great Portland Estates Plc	50,000	434,323

Helical Plc	145,900	682,778

Segro Plc	55,000	510,024

		3,028,041

United States: 44.5%

Acadia Realty Trust	33,300	911,421

Alexandria Real Estate Equities, Inc.	7,000	987,630

American Assets Trust, Inc.	10,000	471,200

Apple Hospitality REIT, Inc.	30,000	475,800

AvalonBay Communities, Inc.	4,100	833,038

Brandywine Realty Trust	44,000	630,080

Chatham Lodging Trust	45,100	851,037

Clipper Realty, Inc.	10,385	116,104

Colony Capital, Inc.	77,600	388,000

Digital Realty Trust, Inc.	7,800	918,762

Equinix, Inc.	1,200	605,148

Equity Residential	12,100	918,632

Extended Stay America, Inc.	24,500	413,805

Farmland Partners, Inc.	90,000	634,500

Federal Realty Investment Trust	7,400	952,824

Howard Hughes Corp.(b)	7,900	978,336

Jernigan Capital, Inc.	34,000	697,000

See accompanying Notes to Financial Statements.	9

Schedule of Investments (See Note 11) (Unaudited)

Salient Global Real Estate Fund

June 30, 2019

	Shares	Value (See Note 2)

United States (continued): 44.5%

Mid-America Apartment Communities, Inc.	8,700	$1,024,512

National Storage Affiliates Trust	20,000	578,800

Paramount Group, Inc.	61,500	861,615

Prologis, Inc.	13,600	1,089,360

Retail Opportunity Investments Corp.	45,000	770,850

SL Green Realty Corp.	8,500	683,145

Summit Hotel Properties, Inc.	27,500	315,425

Ventas, Inc.	7,200	492,120

Weyerhaeuser Co.	32,400	853,416

		18,452,560

Total Common Stocks (Cost $35,956,138)		39,316,645

Limited Partnerships: 1.9%
United States: 1.9%

Brookfield Property Partners LP	41,700	789,381

Total Limited Partnerships (Cost $678,648)		789,381

Total Investments: 96.8% (Cost $36,634,786)		40,106,026

Net Other Assets and Liabilities: 3.2%		1,313,918

Net Assets: 100.0%		$41,419,944

All percentages disclosed are calculated by dividing the indicated amounts by net assets.

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate value of those securities was $1,025,692, representing 2.5% of net assets.

(b) Non-income producing security.

Investment Abbreviations:

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements.	10

Schedule of Investments (See Note 11) (Unaudited)

Salient International Small Cap Fund

June 30, 2019

	Shares	Value (See Note 2)

Common Stocks: 97.0%
Australia: 9.0%

carsales.com, Ltd.	74,534	$707,979

Link Administration Holdings, Ltd.	216,165	758,793

OZ Minerals, Ltd.	187,552	1,320,659

REA Group, Ltd.	17,315	1,167,462

		3,954,893

Austria: 1.4%

Schoeller-Bleckmann Oilfield Equipment AG	7,115	603,549

Belgium: 5.2%

D’leteren SA NV	15,955	732,954

KBC Ancora	21,478	959,810

Kinepolis Group NV	11,272	615,235

		2,307,999

Canada: 0.9%

Open Text Corp.	9,700	399,640

Denmark: 3.6%

Dfds A/S	18,001	763,462

Royal Unibrew A/S	11,377	830,204

		1,593,666

Finland: 4.6%

Huhtamaki OYJ	17,763	730,371

Valmet OYJ	52,069	1,297,832

		2,028,203

France: 1.1%

Teleperformance	2,537	508,306

Germany: 5.0%

MorphoSys AG, ADR(a)	16,900	407,966

Nemetschek SE	10,098	607,995

Scout24 AG	15,417	819,033

Symrise AG, ADR	16,000	384,960

		2,219,954

Hong Kong: 2.3%

HKBN, Ltd.	551,000	993,136

	Shares	Value (See Note 2)

Ireland: 5.1%

AerCap Holdings NV(a)	12,000	$624,120

Dalata Hotel Group PLC	174,045	931,150

ICON PLC(a)	2,000	307,940

Smurfit Kappa Group PLC	11,999	363,069

		2,226,279

Israel: 1.3%

Elbit Systems, Ltd.	3,800	568,138

Italy: 2.7%

Credito Emiliano SpA	109,402	526,838

Datalogic SpA	32,616	646,067

		1,172,905

Japan: 23.2%

Hoshizaki Corp.	8,307	617,930

Japan Hotel REIT Investment Corp.	1,434	1,154,489

Japan Petroleum Exploration Co., Ltd.	34,200	789,853

Kenedix Retail REIT Corp.	510	1,252,117

Kinden Corp.	68,300	1,045,896

Kobe Bussan Co., Ltd.	42,000	2,037,379

Pan Pacific International Holdings Corp.	21,000	1,332,282

Persol Holdings Co., Ltd.	24,700	579,842

Rakuten, Inc., ADR	35,700	428,043

Toshiba Plant Systems & Services Corp.	52,700	989,821

		10,227,652

Luxembourg: 2.2%

Solutions 30 SE(a)	97,084	971,469

Netherlands: 5.8%

BE Semiconductor Industries NV	18,896	486,458

InterXion Holding NV(a)	5,300	403,277

TKH Group NV	16,833	1,044,131

uniQure NV(a)	7,800	609,570

		2,543,436

Norway: 1.6%

Aker ASA	11,944	687,199

See accompanying Notes to Financial Statements.	11

Schedule of Investments (See Note 11) (Unaudited)

Salient International Small Cap Fund

June 30, 2019

	Shares	Value (See Note 2)

Singapore: 2.6%

Keppel DC REIT	926,307	$1,143,335

Sweden: 6.6%

Concentric AB	39,133	585,764

Coor Service Management Holding AB	125,344	1,158,124

Husqvarna AB, Class B	123,476	1,154,959

		2,898,847

Switzerland: 4.2%

BKW AG	7,966	532,046

Clariant AG	45,573	926,445

Logitech International SA	10,400	413,504

		1,871,995

United Kingdom: 8.6%

BBA Aviation PLC	114,894	411,757

Essentra PLC	97,275	529,962

GW Pharmaceuticals PLC, ADR(a)	2,250	387,878

Micro Focus International PLC, ADR	16,000	419,040

Pearson PLC	41,500	431,848

RWS Holdings PLC	30,389	250,079

Safestore Holdings PLC	39,724	309,495

Spirax-Sarco Engineering PLC	6,186	721,565

Vitec Group PLC	22,911	331,692

		3,793,316

Total Common Stocks (Cost $33,521,404)		42,713,917

Total Investments: 97.0% (Cost $33,521,404)		42,713,917

Net Other Assets and Liabilities: 3.0%		1,336,122

Net Assets: 100.0%		$44,050,039

All percentages disclosed are calculated by dividing the indicated amounts by net assets.

(a) Non-income producing security.

Investment Abbreviations:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements.	12

Schedule of Investments (See Note 11) (Unaudited)

Salient Select Income Fund

June 30, 2019

	Shares	Value (See Note 2)

Common Stocks: 23.5%
REITs-Apartments: 2.3%

Clipper Realty, Inc.	950,000	$10,621,000

REITs-Diversified: 3.6%

Colony Capital, Inc.	1,552,183	7,760,915

Vornado Realty Trust	143,000	9,166,300

		16,927,215

REITs-Healthcare: 3.8%

HCP, Inc.	235,000	7,515,300

Sabra Health Care REIT, Inc.	525,000	10,337,250

		17,852,550

REITs-Hotels: 6.7%

Apple Hospitality REIT, Inc.	561,000	8,897,460

Chatham Lodging Trust	726,300	13,705,281

Extended Stay America, Inc.	540,000	9,120,600

		31,723,341

REITs-Mortgage: 1.9%

Exantas Capital Corp.	810,000	9,161,100

REITs-Office Property: 1.5%

Brandywine Realty Trust	500,000	7,160,000

REITs-Shopping Centers: 0.2%

Brixmor Property Group, Inc.	65,000	1,162,200

REITs-Storage: 2.2%

Jernigan Capital, Inc.	500,000	10,250,000

REITs-Warehouse/Industrial: 1.3%

STAG Industrial, Inc.	210,000	6,350,400

Total Common Stocks (Cost $103,574,407)		111,207,806

Convertible Preferred Stocks: 18.1%
REITs-Diversified: 3.5%

Lexington Realty Trust Series C, 6.500%	309,145	16,619,635

REITs-Hotels: 6.4%

Braemar Hotels & Resorts, Inc. Series B, 5.500%	778,358	14,461,892

	Shares	Value (See Note 2)

REITs-Hotels (continued): 6.4%

RLJ Lodging Trust Series A, 1.950%	600,000	$15,702,000

		30,163,892

REITs-Industrial: 1.5%

QTS Realty Trust, Inc. Series B, 6.500%	63,500	7,034,530

REITs-Shopping Centers: 2.7%

RPT Realty Series D, 7.250%	245,700	12,459,447

REITs-Specialized: 4.0%

EPR Properties Series C, 5.750%	248,700	7,973,322

Series E, 9.000%	290,000	11,005,500

		18,978,822

Total Convertible Preferred Stocks (Cost $70,946,810)		85,256,326

Limited Partnerships: 1.9%
Real Estate Operating/Development: 1.9%

Brookfield Property Partners LP	469,000	8,878,170

Total Limited Partnerships (Cost $7,635,840)		8,878,170

Preferred Stocks: 48.9%
Oil, Gas & Consumable Fuels: 0.5%

TravelCenters of America LLC 8.250%	90,000	2,255,400

REITs-Diversified: 5.3%

Armada Hoffler Properties, Inc. Series A, 6.750%	100,000	2,620,000

Colony Capital, Inc. Series G, 7.500%	100,000	2,292,500

Series H, 7.125%	250,000	5,372,500

Series I, 7.150%	114,300	2,497,455

Global Net Lease, Inc. Series A, 7.250%	200,000	5,100,000

Spirit Realty Capital, Inc. Series A, 6.000%	120,000	2,940,000

See accompanying Notes to Financial Statements.	13

Schedule of Investments (See Note 11) (Unaudited)

Salient Select Income Fund

June 30, 2019

	Shares	Value (See Note 2)

REITs-Diversified (continued): 5.3%

Vornado Realty Trust Series K, 5.700%	22,866	$568,220

Series M, 5.250%	147,561	3,618,196

		25,008,871

REITs-Healthcare: 2.2%

Global Medical REIT, Inc. Series A, 7.500%	400,000	10,500,000

REITs-Hotels: 5.1%

Hersha Hospitality Trust Series C, 6.875%	310,000	7,873,876

Series E, 6.500%	269,408	6,484,650

Pebblebrook Hotel Trust Series D, 6.375%	149,900	3,966,354

Summit Hotel Properties, Inc. Series E, 6.250%	225,000	5,782,500

		24,107,380

REITs-Industrial: 1.0%

Plymouth Industrial REIT, Inc. Series A, 7.500%	145,571	3,703,326

Rexford Industrial Realty, Inc. Series B, 5.875%	44,613	1,144,770

		4,848,096

REITs-Mortgage: 4.6%

iStar Financial, Inc. Series D, 8.000%	49,300	1,286,237

Series G, 7.650%	526,023	13,371,505

Series I, 7.500%	275,200	7,039,616

		21,697,358

REITs-Office Property: 0.7%

Highwoods Properties, Inc. Series A, 8.625%	2,689	3,428,475

REITs-Regional Malls: 1.4%

Washington Prime Group, Inc. Series I, 6.875%	340,669	6,564,691

	Shares	Value (See Note 2)

REITs-Residential: 7.9%

American Homes 4 Rent Series D, 6.500%	130,162	$3,533,898

Series G, 5.875%	229,200	5,878,980

Series H, 6.250%	109,000	2,819,830

Bluerock Residential Growth REIT, Inc. Series A, 8.250%	41,672	1,099,308

UMH Properties, Inc. Series B, 8.000%	329,000	8,588,545

Series C, 6.750%	600,000	15,150,000

		37,070,561

REITs-Shopping Centers: 12.2%

Cedar Realty Trust, Inc. Series C, 6.500%	199,000	4,298,400

Kimco Realty Corp. Series L, 5.125%	187,500	4,601,250

Pennsylvania Real Estate Investment Trust Series D, 6.875%	200,000	4,060,000

Saul Centers, Inc. Series C, 6.875%	428,992	11,496,985

Series D, 6.125%	375,000	9,459,375

Seritage Growth Properties Series A, 7.000%	120,000	2,973,600

Urstadt Biddle Properties, Inc. Series G, 6.750%	450,000	11,574,000

Series H, 6.250%	345,500	9,193,755

		57,657,365

REITs-Specialized: 3.3%

Farmland Partners, Inc. Series B, 6.000%	660,000	15,411,000

REITs-Storage: 2.5%

National Storage Affiliates Trust Series A, 6.000%	450,000	11,632,500

See accompanying Notes to Financial Statements.	14

Schedule of Investments (See Note 11) (Unaudited)

Salient Select Income Fund

June 30, 2019

	Shares	Value (See Note 2)

REITs-Warehouse/Industrial: 2.2%

Monmouth Real Estate Investment Corp. Series C, 6.125%	444,004	$10,616,136

Total Preferred Stocks (Cost $210,149,615)		230,797,833

	Principal Amount

Convertible Corporate Bonds: 2.8%
REITs-Diversified: 2.8%

Consolidated-Tomoka Land Co., Sr. Unsec. Notes 4.500%, 03/15/20	$12,780,000	13,086,720

Total Convertible Corporate Bonds (Cost $12,779,999)		13,086,720

Corporate Bond: 1.5%
Consumer Products: 1.5%

Land O’ Lakes, Inc. 7.000%,(a)	7,500,000	7,125,000

Total Corporate Bond (Cost $7,500,000)		7,125,000

Total Investments: 96.7% (Cost $412,586,671)		456,351,855

Net Other Assets and Liabilities: 3.3%		15,762,823

Net Assets: 100.0%		$472,114,678

All percentages disclosed are calculated by dividing the indicated amounts by net assets.

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate value of those securities was $7,125,000, representing 1.5% of net assets.

Investment Abbreviations:

REIT — Real Estate Investment Trust

Sr. — Senior

Unsec. — Unsecured

See accompanying Notes to Financial Statements.	15

Schedule of Investments (See Note 11) (Unaudited)

Salient Tactical Growth Fund

June 30, 2019

	Shares	Value (See Note 2)

Exchange-Traded Funds: 66.8%

Invesco QQQ Trust™, Series 1	158,558	$29,609,121

SPDR® S&P 500® ETF Trust(a)	521,582	152,823,526

VanEck Vectors® Gold Miners ETF	601,780	15,381,497

		197,814,144

Total Exchange-Traded Funds (Cost $189,383,958)		197,814,144

Total Investments: 66.8% (Cost $189,383,958)		197,814,144

Net Other Assets and Liabilities: 33.2%		98,315,702

Net Assets: 100.0%		$296,129,846

All percentages disclosed are calculated by dividing the indicated amounts by net assets.

(a) The SPDR® S&P 500® ETF Trust Annual Report, along with the report of the independent registered public accounting firm, is included in the Security’s Form N-CSR available at “www.sec.gov”. As of June 30, 2019, the percentage of the Fund’s net assets invested in the SPDR® S&P 500® ETF Trust was 51.6%.

Investment Abbreviations:

ETF — Exchange-Traded Fund

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipts

See accompanying Notes to Financial Statements.	16

Statements of Assets and Liabilities (Unaudited)

June 30, 2019

	Salient Global Real Estate Fund	Salient International Small Cap Fund
Assets:
Investments, at value	$40,106,026	$42,713,917
Cash	437,146	1,230,398
Foreign currency, at value (Cost $19,266 and $103,587, respectively)	19,266	104,491
Receivable for investments sold	793,727	1,291,661
Receivable for shares sold	123	16,054
Interest and dividends receivable	167,709	114,239
Prepaids and other assets	36,328	13,394

Total Assets	41,560,325	45,484,154

Liabilities:
Payable for investments purchased	—	1,100,962
Payable for shares redeemed	42,587	223,254
Payable to advisor	14,559	20,144
Payable for distribution and service fees	14,869	6,540
Payable to trustees	1,013	1,439
Payable for compliance fees	916	1,368
Payable for legal and audit fees	36,952	37,477
Accrued expenses and other liabilities	29,485	42,931

Total Liabilities	140,381	1,434,115

Net Assets	$41,419,944	$44,050,039

Net Assets Consist of:
Paid-in capital	$61,418,680	$36,286,417
Total distributable earnings	(19,998,736)	7,763,622

Total Net Assets	$41,419,944	$44,050,039

Investments, At Cost	$36,634,786	$33,521,404
Pricing of Shares
Investor Class:
Net Assets	$1,253,258	$16,307,168
Shares of beneficial interest outstanding	89,218	1,024,436
Net Asset Value, offering and redemption price per share	$14.05	$15.92
Institutional Class:
Net Assets	$8,302,739	$27,742,871
Shares of beneficial interest outstanding	595,700	1,751,223
Net Asset Value, offering and redemption price per share	$13.94	$15.84
Class A:
Net Assets	$27,074,682	—
Shares of beneficial interest outstanding	1,935,575	—
Net Asset Value, offering and redemption price per share	$13.99	—
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$14.84	—
Class C:
Net Assets	$4,789,265	—
Shares of beneficial interest outstanding	343,619	—
Net Asset Value, offering and redemption price per share	$13.94	—

See accompanying Notes to Financial Statements.	17

Statements of Assets and Liabilities (Unaudited)

June 30, 2019

	Salient Select Income Fund	Salient Tactical Growth Fund
Assets:
Investments, at value	$456,351,855	$197,814,144
Cash	7,065,288	97,970,895
Receivable for investments sold	7,388,118	—
Receivable for shares sold	259,328	135,151
Interest and dividends receivable	3,318,407	1,075,705
Prepaids and other assets	71,011	37,494

Total Assets	474,454,007	297,033,389

Liabilities:
Payable for investments purchased	1,167,186	543
Payable for shares redeemed	509,010	417,046
Payable to advisor	294,788	280,070
Payable for distribution and service fees	131,121	37,364
Payable to trustees	11,790	7,370
Payable for compliance fees	10,007	7,673
Payable for legal and audit fees	102,840	92,063
Accrued expenses and other liabilities	112,587	61,414

Total Liabilities	2,339,329	903,543

Net Assets	$472,114,678	$296,129,846

Net Assets Consist of:
Paid-in capital	$444,995,890	$275,566,833
Total distributable earnings	27,118,788	20,563,013

Total Net Assets	$472,114,678	$296,129,846

Investments, At Cost	$412,586,671	$189,383,958
Pricing of Shares
Investor Class:
Net Assets	$16,739,809	$6,223,909
Shares of beneficial interest outstanding	797,922	239,479
Net Asset Value, offering and redemption price per share	$20.98	$25.99
Institutional Class:
Net Assets	$222,569,656	$253,572,097
Shares of beneficial interest outstanding	10,599,483	9,434,415
Net Asset Value, offering and redemption price per share	$21.00	$26.88
Class A:
Net Assets	$170,426,106	$11,246,474
Shares of beneficial interest outstanding	8,094,764	440,038
Net Asset Value, offering and redemption price per share	$21.05	$25.56
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$22.34	$27.12
Class C:
Net Assets	$62,379,107	$25,087,366
Shares of beneficial interest outstanding	3,052,592	1,036,372
Net Asset Value, offering and redemption price per share	$20.43	$24.21

See accompanying Notes to Financial Statements.	18

Statements of Operations (Unaudited)

For the Six Months Ended June 30, 2019

	Salient Global Real Estate Fund	Salient International Small Cap Fund
Investment Income:
Interest	$20,499	$21,506
Dividends	831,777	835,040
Foreign taxes withheld	(33,706)	(89,392)

Total Investment Income	818,570	767,154

Expenses:
Investment advisory fee	215,646	251,992
Administration fees and expenses	29,159	43,892
Custodian fee	3,270	5,569
Legal and audit fees	31,290	33,113
Transfer agent fees and expenses	17,785	12,256
Trustees’ fees and expenses	5,311	6,736
Registration/filing fees	30,667	17,779
Reports to shareholders and printing fees	8,029	4,824
Distribution and service fees
Investor Class	2,536	32,841
Institutional Class	2,247	8,494
Class A	50,002	—
Class C	53,251	—
Compliance fees	6,214	7,585
ReFlow fees (See Note 2(m))	—	—
Other	11,826	13,298

Total expenses before waivers	467,233	438,379
Less fees waived/reimbursed by investment advisor (See Note 4)	(121,929)	(107,551)

Total Expenses	345,304	330,828

Net Investment Income:	473,266	436,326

Net realized gain on investments and foreign currency translations	147,472	917,109
Net realized loss on foreign currency	(1,684)	(43,045)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	5,042,734	5,188,180
Net change in unrealized appreciation/depreciation on foreign currency transactions	(256)	(1,142)

Net Realized and Unrealized Gain on Investments and Foreign Currency Translations	5,188,266	6,061,102

Net Increase in Net Assets Resulting From Operations	$5,661,532	$6,497,428

See accompanying Notes to Financial Statements.	19

Statements of Operations (Unaudited)

For the Six Months Ended June 30, 2019

	Salient Select Income Fund	Salient Tactical Growth Fund
Investment Income:
Interest	$970,508	$1,989,970
Dividends	14,558,398	1,629,877
Foreign taxes withheld	(1,040)	—

Total Investment Income	15,527,866	3,619,847

Expenses:
Investment advisory fee	2,384,242	1,770,072
Administration fees and expenses	188,045	115,139
Custodian fee	6,459	2,689
Legal and audit fees	124,697	91,877
Transfer agent fees and expenses	112,634	36,419
Trustees’ fees and expenses	58,213	39,420
Registration/filing fees	36,896	32,602
Reports to shareholders and printing fees	82,070	41,081
Distribution and service fees
Investor Class	33,499	13,208
Institutional Class	54,869	65,876
Class A	329,393	28,486
Class C	471,132	133,420
Compliance fees	68,314	45,380
ReFlow fees (See Note 2(m))	—	—
Interest and commitment fees on loan	88,472	—
Other	46,428	32,699

Total expenses before waivers	4,085,363	2,448,368
Less fees waived/reimbursed by investment advisor (See Note 4)	(596,061)	—

Total Expenses	3,489,302	2,448,368

Net Investment Income:	12,038,564	1,171,479

Net realized gain on investments and foreign currency translations	1,141,173	21,611,100
Net realized loss on futures contracts	—	(1,566,267)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	43,916,926	(992,814)
Net change in unrealized appreciation/depreciation on futures contracts	—	(2,911,370)

Net Realized and Unrealized Gain on Investments and Futures Contracts	45,058,099	16,140,649

Net Increase in Net Assets Resulting From Operations	$57,096,663	$17,312,128

See accompanying Notes to Financial Statements.	20

Statements of Changes in Net Assets

	Salient Global Real Estate Fund		Salient International Small Cap Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$473,266	$459,783	$436,326	$992,127
Net realized gain	145,788	1,710,336	874,064	15,022,268
Net change in unrealized appreciation/depreciation	5,042,478	(7,077,291)	5,187,038	(31,405,578)

Net increase/(decrease) in net assets resulting from operations	5,661,532	(4,907,172)	6,497,428	(15,391,183)

Distributions to Shareholders:
From distributable earnings
Investor Class	(9,763)	(35,758)	—	(3,906,953)
Institutional Class	(83,010)	(366,416)	—	(9,202,573)
Class A	(185,563)	(412,585)	—	—
Class C	(29,452)	(287,521)	—	—
From return of capital
Investor Class	—	(5,438)	—	—
Institutional Class	—	(55,727)	—	—
Class A	—	(62,749)	—	—
Class C	—	(43,729)	—	—

Total distributions	(307,788)	(1,269,923)	—	(13,109,526)

Share Transactions:
Investor Class
Proceeds from sale of shares	48,677	366,510	161,945	7,608,018
Issued to shareholders in reinvestment of distributions	9,539	39,817	—	3,888,405
Cost of shares redeemed	(159,795)	(468,532)	(1,692,267)	(31,176,295)
Acquisition (Note 13)	—	898,755	—	—

Net increase/(decrease) from share transactions	(101,579)	836,550	(1,530,322)	(19,679,872)

Institutional Class
Proceeds from sale of shares	599,459	6,638,961	1,580,205	13,107,997
Issued to shareholders in reinvestment of distributions	79,611	272,140	—	8,753,901
Cost of shares redeemed	(2,118,318)	(8,421,259)	(12,141,718)	(44,546,561)
Acquisition (Note 13)	—	4,923,657	—	—

Net increase/(decrease) from share transactions	(1,439,248)	3,413,499	(10,561,513)	(22,684,663)

Class A
Proceeds from sale of shares	7,601,447	845,941	—	—
Issued to shareholders in reinvestment of distributions	170,159	449,705	—	—
Cost of shares redeemed	(2,528,856)	(4,537,341)	—	—
Acquisition (Note 13)	—	16,949,160	—	—

Net increase from share transactions	5,242,750	13,707,465	—	—

Class C
Proceeds from sale of shares	85,851	967,154	—	—
Issued to shareholders in reinvestment of distributions	28,075	317,820	—	—
Cost of shares redeemed	(8,814,100)	(2,185,116)	—	—
Acquisition (Note 13)	—	8,392,867	—	—

Net increase/(decrease) from share transactions	(8,700,174)	7,492,725	—	—

Net increase/(decrease) in net assets	$355,493	$19,273,144	$(5,594,407)	$(70,865,244)

Net Assets:
Beginning of period	41,064,451	21,791,307	49,644,446	120,509,690

End of period	$41,419,944	$41,064,451	$44,050,039	$49,644,446

See accompanying Notes to Financial Statements.	21

Statements of Changes in Net Assets

	Salient Global Real Estate Fund (continued)		Salient International Small Cap Fund (continued)
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Changes in Shares Outstanding:
Investor Class
Sold	3,427	25,742	10,468	349,832
Distributions reinvested	675	2,829	—	261,339
Redeemed	(11,375)	(34,342)	(110,782)	(1,496,266)
Acquisition (Note 13)	—	64,805	—	—

Net increase/(decrease) in shares outstanding	(7,273)	59,034	(100,314)	(885,095)

Institutional Class
Sold	44,920	467,920	104,029	616,660
Distributions reinvested	5,679	19,510	—	590,118
Redeemed	(152,313)	(601,320)	(797,025)	(2,302,452)
Acquisition (Note 13)	—	358,087	—	—

Net increase/(decrease) in shares outstanding	(101,714)	244,197	(692,996)	(1,095,674)

Class A
Sold	538,941	60,731	—	—
Distributions reinvested	12,105	32,086	—	—
Redeemed	(181,195)	(325,636)	—	—
Acquisition (Note 13)	—	1,227,080	—	—

Net increase in shares outstanding	369,851	994,261	—	—

Class C
Sold	6,181	72,349	—	—
Distributions reinvested	2,000	22,666	—	—
Redeemed	(629,955)	(157,262)	—	—
Acquisition (Note 13)	—	609,832	—	—

Net increase/(decrease) in shares outstanding	(621,774)	547,585	—	—

See accompanying Notes to Financial Statements.	22

Statements of Changes in Net Assets

	Salient Select Income Fund		Salient Tactical Growth Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$12,038,564	$16,522,102	$1,171,479	$1,495,170
Net realized gain/(loss)	1,141,173	(8,056,773)	20,044,833	(1,018,273)
Net change in unrealized appreciation/depreciation	43,916,926	(64,820,653)	(3,904,184)	(18,137,031)

Net increase/(decrease) in net assets resulting from operations	57,096,663	(56,355,324)	17,312,128	(17,660,134)

Distributions to Shareholders:
From distributable earnings
Investor Class	(426,828)	(1,032,390)	—	(180,045)
Institutional Class	(6,026,005)	(15,210,339)	—	(7,676,248)
Class A	(3,970,624)	(8,796,365)	—	(262,652)
Class C	(1,848,446)	(5,956,331)	—	(684,105)
From return of capital
Investor Class	—	(11,402)	—	—
Institutional Class	—	(167,982)	—	—
Class A	—	(97,147)	—	—
Class C	—	(65,781)	—	—

Total distributions	(12,271,903)	(31,337,737)	—	(8,803,050)

Share Transactions:
Investor Class
Proceeds from sale of shares	2,750,944	4,968,756	809,854	2,502,385
Issued to shareholders in reinvestment of distributions	420,198	1,028,472	—	176,625
Cost of shares redeemed	(3,439,438)	(15,622,285)	(1,566,846)	(4,663,496)

Net decrease from share transactions	(268,296)	(9,625,057)	(756,992)	(1,984,486)

Institutional Class
Proceeds from sale of shares	38,762,938	98,189,178	18,329,974	97,376,331
Issued to shareholders in reinvestment of distributions	5,327,487	13,267,841	—	7,624,364
Cost of shares redeemed	(40,729,866)	(231,841,896)	(55,425,209)	(118,739,766)

Net increase/(decrease) from share transactions	3,360,559	(120,384,877)	(37,095,235)	(13,739,071)

Class A
Proceeds from sale of shares	58,108,901	16,425,926	2,694,056	7,056,791
Issued to shareholders in reinvestment of distributions	3,171,813	7,036,506	—	258,608
Cost of shares redeemed	(25,638,025)	(140,245,050)	(3,744,094)	(33,509,770)

Net increase/(decrease) from share transactions	35,642,689	(116,782,618)	(1,050,038)	(26,194,371)

Class C
Proceeds from sale of shares	1,267,613	6,655,768	155,770	2,967,670
Issued to shareholders in reinvestment of distributions	1,589,770	5,185,367	—	642,695
Cost of shares redeemed	(51,686,602)	(58,826,789)	(4,360,185)	(9,941,519)

Net decrease from share transactions	(48,829,219)	(46,985,654)	(4,204,415)	(6,331,154)

Net increase/(decrease) in net assets	$34,730,493	$(381,471,267)	$(25,794,552)	$(74,712,266)

Net Assets:
Beginning of period	437,384,185	818,855,452	321,924,398	396,636,664

End of period	$472,114,678	$437,384,185	$296,129,846	$321,924,398

See accompanying Notes to Financial Statements.	23

Statements of Changes in Net Assets

	Salient Select Income Fund (continued)		Salient Tactical Growth Fund (continued)
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Changes in Shares Outstanding:
Investor Class
Sold	133,124	236,753	32,495	93,779
Distributions reinvested	20,040	50,649	—	7,118
Redeemed	(165,071)	(745,717)	(61,890)	(178,875)

Net decrease in shares outstanding	(11,907)	(458,315)	(29,395)	(77,978)

Institutional Class
Sold	1,883,379	4,682,909	705,436	3,551,776
Distributions reinvested	253,835	651,638	—	297,069
Redeemed	(1,959,142)	(11,131,205)	(2,111,370)	(4,391,177)

Net increase/(decrease) in shares outstanding	178,072	(5,796,658)	(1,405,934)	(542,332)

Class A
Sold	2,758,773	780,277	107,496	271,794
Distributions reinvested	150,648	344,955	—	10,594
Redeemed	(1,219,015)	(6,675,100)	(150,902)	(1,280,972)

Net increase/(decrease) in shares outstanding	1,690,406	(5,549,868)	(43,406)	(998,584)

Class C
Sold	62,271	321,842	6,575	120,973
Distributions reinvested	77,907	262,686	—	27,726
Redeemed	(2,513,910)	(2,900,557)	(183,270)	(400,645)

Net decrease in shares outstanding	(2,373,732)	(2,316,029)	(176,695)	(251,946)

See accompanying Notes to Financial Statements.	24

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Global Real Estate Fund(a)(b)

	Investor Class
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net Asset Value, Beginning of Period	$12.43		$14.81		$13.04	$13.60	$14.74	$15.65
Income/(Loss) from Operations:
Net investment income(c)	0.16		0.24		0.07	0.02	0.21	0.18
Net realized and unrealized gain/(loss) on investments	1.57		(1.74)		2.67	0.07	(0.79)	0.02

Total from Investment Operations	1.73		(1.50)		2.74	0.09	(0.58)	0.20

Less Distributions:
From investment income	(0.11	)(d)	(0.76)		(0.97)	(0.65)	(0.56)	(1.11)
From return of capital	—		(0.12)		—	—	—	—

Total Distributions	(0.11)		(0.88)		(0.97)	(0.65)	(0.56)	(1.11)

Net Increase/(Decrease) in Net Asset Value	1.62		(2.38)		1.77	(0.56)	(1.14)	(0.91)

Net Asset Value, End of Period	$14.05		$12.43		$14.81	$13.04	$13.60	$14.74

Total Return	13.90	%(e)	(10.78)%		21.44%	0.74%	(4.08)%	1.33%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,253		$1,199		$555	$607	$8,479	$15,385
Ratios to Average Net Assets (excluding short sales expense):
Net investment income including reimbursement/waiver	2.31	%(f)	1.71%		0.52%	0.17%	1.41%	1.17%
Operating expenses including reimbursement/waiver	1.50	%(f)	1.89	%(g)	n/a	n/a	n/a	1.79	%(h)
Operating expenses excluding reimbursement/waiver	2.07	%(f)	2.96%		2.39%	2.12%	1.86%	1.79%
Portfolio Turnover Rate	11	%(e)	101%		41%	80%	281%	242%

(a) Prior to August 14, 2018, Salient Global Real Estate Fund was known as Salient International Real Estate Fund. Prior to May 1, 2016, Salient International Real Estate Fund was known as Forward International Real Estate Fund.

(b) The information for the fiscal year ended December 31, 2015 through December 31, 2018 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) The Fund expects income recharacterizations and it will be accounted for in the Fund’s Annual Report (see Note 2(j)).

(e) Not Annualized.

(f) Annualized.

(g) Effective August 21, 2018, the Advisor agreed to limit expenses to 1.50%.

(h) Effective May 1, 2014, the expense limitation agreement expired.

See accompanying Notes to Financial Statements.	25

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Global Real Estate Fund(a)(b)

	Institutional Class
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net Asset Value, Beginning of Period	$12.33		$14.68		$12.93	$13.51	$14.65	$15.61
Income/(Loss) from Operations:
Net investment income(c)	0.18		0.28		0.12	0.10	0.25	0.38
Net realized and unrealized gain/(loss) on investments	1.56		(1.72)		2.64	0.04	(0.78)	(0.12)

Total from Investment Operations	1.74		(1.44)		2.76	0.14	(0.53)	0.26

Less Distributions:
From investment income	(0.13	)(d)	(0.79)		(1.01)	(0.72)	(0.61)	(1.22)
From return of capital	—		(0.12)		—	—	—	—

Total Distributions	(0.13)		(0.91)		(1.01)	(0.72)	(0.61)	(1.22)

Net Increase/(Decrease) in Net Asset Value	1.61		(2.35)		1.75	(0.58)	(1.14)	(0.96)

Net Asset Value, End of Period	$13.94		$12.33		$14.68	$12.93	$13.51	$14.65

Total Return	14.14	%(e)	(10.51)%		21.88%	0.98%	(3.76)%	1.75%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$8,303		$8,600		$6,655	$4,481	$13,746	$24,886
Ratios to Average Net Assets (excluding short sales expense):
Net investment income including reimbursement/waiver	2.60	%(f)	2.01%		0.89%	0.74%	1.68%	2.47%
Operating expenses including reimbursement/waiver	1.15	%(f)	1.65	%(g)	n/a	n/a	n/a	1.45	%(h)
Operating expenses excluding reimbursement/waiver	1.71	%(f)	2.57%		2.03%	1.90%	1.52%	1.47%
Portfolio Turnover Rate	11	%(e)	101%		41%	80%	281%	242%

(a) Prior to August 14, 2018, Salient Global Real Estate Fund was known as Salient International Real Estate Fund. Prior to May 1, 2016, Salient International Real Estate Fund was known as Forward International Real Estate Fund.

(b) The information for the fiscal year ended December 31, 2015 through December 31, 2018 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) The Fund expects income recharacterizations and it will be accounted for in the Fund’s Annual Report (see Note 2(j)).

(e) Not Annualized.

(f) Annualized.

(g) Effective August 21, 2018, the Advisor agreed to limit expenses to 1.15%.

(h) Effective May 1, 2014, the expense limitation agreement expired.

See accompanying Notes to Financial Statements.	26

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Global Real Estate Fund(a)(b)

	Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net Asset Value, Beginning of Period	$12.38		$14.75		$12.99	$13.59	$14.72	$15.68
Income/(Loss) from Operations:
Net investment income(c)	0.17		0.23		0.07	0.04	0.19	0.35
Net realized and unrealized gain/(loss) on investments	1.55		(1.73)		2.65	0.03	(0.77)	(0.15)

Total from Investment Operations	1.72		(1.50)		2.72	0.07	(0.58)	0.20

Less Distributions:
From investment income	(0.11	) (d)	(0.76)		(0.96)	(0.67)	(0.55)	(1.16)
From return of capital	—		(0.11)		—	—	—	—

Total Distributions	(0.11)		(0.87)		(0.96)	(0.67)	(0.55)	(1.16)

Net Increase/(Decrease) in Net Asset Value	1.61		(2.37)		1.76	(0.60)	(1.13)	(0.96)

Net Asset Value, End of Period	$13.99		$12.38		$14.75	$12.99	$13.59	$14.72

Total Return(e)	13.85	%(f)	(10.74)%		21.30%	0.60%	(4.09)%	1.32%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$27,075		$19,377		$8,426	$9,384	$13,070	$25,369
Ratios to Average Net Assets (excluding short sales expense):
Net investment income including reimbursement/waiver	2.40	%(g)	1.66%		0.49%	0.33%	1.27%	2.22%
Operating expenses including reimbursement/waiver	1.55	%(g)	1.87	%(h)	n/a	n/a	n/a	1.85	%(i)
Operating expenses excluding reimbursement/waiver	2.11	%(g)	3.04%		2.44%	2.35%	1.91%	1.87%
Portfolio Turnover Rate	11	%(f)	101%		41%	80%	281%	242%

(a) Prior to August 14, 2018, Salient Global Real Estate Fund was known as Salient International Real Estate Fund. Prior to May 1, 2016, Salient International Real Estate Fund was known as Forward International Real Estate Fund.

(b) The information for the fiscal year ended December 31, 2015 through December 31, 2018 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) The Fund expects income recharacterizations and it will be accounted for in the Fund’s Annual Report (see Note 2(j)).

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Effective August 21, 2018, the Advisor agreed to limit expenses to 1.55%.

(i) Effective May 1, 2014, the expense limitation agreement expired.

See accompanying Notes to Financial Statements.	27

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Global Real Estate Fund(a)(b)

	Class C
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014
Net Asset Value, Beginning of Period	$12.31		$14.73		$13.00		$13.62		$14.75	$15.71
Income/(Loss) from Operations:
Net investment income/(loss)(c)	0.10		0.13		(0.01	)(d)	(0.03	)(d)	0.12	0.26
Net realized and unrealized gain/(loss) on investments	1.58		(1.73)		2.64		0.03		(0.78)	(0.15)

Total from Investment Operations	1.68		(1.60)		2.63		0.00		(0.66)	0.11

Less Distributions:
From investment income	(0.05	)(e)	(0.71)		(0.90)		(0.62)		(0.47)	(1.07)
From return of capital	—		(0.11)		—		—		—	—

Total Distributions	(0.05)		(0.82)		(0.90)		(0.62)		(0.47)	(1.07)

Net Increase/(Decrease) in Net Asset Value	1.63		(2.42)		1.73		(0.62)		(1.13)	(0.96)

Net Asset Value, End of Period	$13.94		$12.31		$14.73		$13.00		$13.62	$14.75

Total Return(f)	13.63	%(g)	(11.51)%		20.73%		(0.02)%		(4.62)%	0.75%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$4,789		$11,888		$6,155		$6,465		$8,777	$11,896
Ratios to Average Net Assets (excluding short sales expense):
Net investment income/(loss) including reimbursement/waiver	1.40	%(h)	0.96%		(0.05)%		(0.22)%		0.79%	1.66%
Operating expenses including reimbursement/waiver	2.10	%(h)	2.51	%(i)	n/a		n/a		n/a	2.40	%(j)
Operating expenses excluding reimbursement/waiver	2.67	%(h)	3.64%		2.99%		2.90%		2.47%	2.42%
Portfolio Turnover Rate	11	%(g)	101%		41%		80%		281%	242%

(a) Prior to August 14, 2018, Salient Global Real Estate Fund was known as Salient International Real Estate Fund. Prior to May 1, 2016, Salient International Real Estate Fund was known as Forward International Real Estate Fund.

(b) The information for the fiscal year ended December 31, 2015 through December 31, 2018 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(e) The Fund expects income recharacterizations and it will be accounted for in the Fund’s Annual Report (see Note 2(j)).

(f) Total return does not reflect the effect of sales charges.

(g) Not Annualized.

(h) Annualized.

(i) Effective August 21, 2018, the Advisor agreed to limit expenses to 2.10%.

(j) Effective May 1, 2014, the expense limitation agreement expired.

See accompanying Notes to Financial Statements.	28

Financial Highlights

For a share outstanding throughout the periods presented.

Salient International Small Cap Fund(a)(b)

	Investor Class
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net Asset Value, Beginning of Period	$13.97		$21.74	$16.54		$17.65	$15.86	$17.39
Income/(Loss) from Operations:
Net investment income(c)	0.11		0.17	0.06		0.28	0.10	0.10
Net realized and unrealized gain/(loss) on investments	1.84		(4.19)	5.60		(0.77)	1.82	(1.58)

Total from Investment Operations	1.95		(4.02)	5.66		(0.49)	1.92	(1.48)

Less Distributions:
From investment income	—		(0.03)	(0.46)		(0.62)	(0.13)	(0.05)
From capital gains	—		(3.72)	—		—	—	—

Total Distributions	—		(3.75)	(0.46)		(0.62)	(0.13)	(0.05)

Net Increase/(Decrease) in Net Asset Value	1.95		(7.77)	5.20		(1.11)	1.79	(1.53)

Net Asset Value, End of Period	$15.92		$13.97	$21.74		$16.54	$17.65	$15.86

Total Return	13.96	%(d)	(18.76)%	34.28%		(2.74)%	12.10%	(8.51)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$16,307		$15,715	$43,702		$24,191	$35,617	$26,760
Ratios to Average Net Assets (excluding short sales expense):
Net investment income including reimbursement/waiver	1.48	%(e)	0.82%	0.31%		1.64%	0.57%	0.57%
Operating expenses including reimbursement/waiver	1.55	%(e)	1.55%	1.60	%(f)	1.64%	1.64%	1.65	%(g)
Operating expenses excluding reimbursement/waiver	1.98	%(e)	1.89%	1.82%		1.77%	1.68%	1.67%
Portfolio Turnover Rate	20	%(d)	47%	69%		63%	70%	65%

(a) Prior to May 1, 2016, Salient International Small Cap Fund was known as Forward International Small Companies Fund.

(b) The information for the fiscal year ended December 31, 2015 through December 31, 2018 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective September 1, 2017, the annual expense limitation rate changed from 1.64% to 1.55%.

(g) Effective May 1, 2014, the Advisor agreed to limit expenses at 1.64%.

See accompanying Notes to Financial Statements.	29

Financial Highlights

For a share outstanding throughout the periods presented.

Salient International Small Cap Fund(a)(b)

	Institutional Class
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net Asset Value, Beginning of Period	$13.88		$21.70	$16.50		$17.62	$15.83	$17.38
Income/(Loss) from Operations:
Net investment income(c)	0.14		0.22	0.17		0.35	0.15	0.15
Net realized and unrealized gain/(loss) on investments	1.82		(4.18)	5.57		(0.77)	1.82	(1.58)

Total from Investment Operations	1.96		(3.96)	5.74		(0.42)	1.97	(1.43)

Less Distributions:
From investment income	—		(0.14)	(0.54)		(0.70)	(0.18)	(0.12)
From capital gains	—		(3.72)	—		—	—	—

Total Distributions	—		(3.86)	(0.54)		(0.70)	(0.18)	(0.12)

Net Increase/(Decrease) in Net Asset Value	1.96		(7.82)	5.20		(1.12)	1.79	(1.55)

Net Asset Value, End of Period	$15.84		$13.88	$21.70		$16.50	$17.62	$15.83

Total Return	14.12	%(d)	(18.50)%	34.80%		(2.38)%	12.41%	(8.17)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$27,743		$33,929	$76,808		$94,426	$150,690	$134,290
Ratios to Average Net Assets (excluding short sales expense):
Net investment income including reimbursement/waiver	1.85	%(e)	1.07%	0.92%		2.03%	0.87%	0.89%
Operating expenses including reimbursement/waiver	1.20	%(e)	1.20%	1.26	%(f)	1.29%	1.29%	1.30	%(g)
Operating expenses excluding reimbursement/waiver	1.63	%(e)	1.56%	1.47%		1.41%	1.33%	1.32%
Portfolio Turnover Rate	20	%(d)	47%	69%		63%	70%	65%

(a) Prior to May 1, 2016, Salient International Small Cap Fund was known as Forward International Small Companies Fund.

(b) The information for the fiscal year ended December 31, 2015 through December 31, 2018 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective September 1, 2017, the annual expense limitation rate changed from 1.29% to 1.20%.

(g) Effective May 1, 2014, the Advisor agreed to limit expenses at 1.29%.

See accompanying Notes to Financial Statements.	30

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Income Fund(a)(b)

	Investor Class
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net Asset Value, Beginning of Period	$19.06		$22.10		$23.79	$22.34	$25.40	$23.50
Income/(Loss) from Operations:
Net investment income(c)	0.52		0.58		0.55	0.52	0.72	0.75
Net realized and unrealized gain/(loss) on investments	1.93		(2.47)		(0.21)	2.47	(1.01)	3.12

Total from Investment Operations	2.45		(1.89)		0.34	2.99	(0.29)	3.87

Less Distributions:
From investment income	(0.53	)(d)	(0.65)		(0.63)	(0.53)	(0.75)	(0.75)
From capital gains	—		(0.49)		(1.40)	(1.01)	(1.98)	(1.22)
From return of capital	—		(0.01)		—	—	(0.04)	—

Total Distributions	(0.53)		(1.15)		(2.03)	(1.54)	(2.77)	(1.97)

Net Increase/(Decrease) in Net Asset Value	1.92		(3.04)		(1.69)	1.45	(3.06)	1.90

Net Asset Value, End of Period	$20.98		$19.06		$22.10	$23.79	$22.34	$25.40

Total Return	12.89	%(e)	(8.74)%		1.44%	13.66%	(1.09)%	16.75%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$16,740		$15,432		$28,030	$82,206	$76,217	$115,091
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	5.02	%(f)	3.00%		2.73%	2.84%	3.26%	3.21%
Operating expenses including reimbursement/waiver	1.49	%(f)	1.56	%(f)	n/a	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.74	%(f)	1.68%		1.73%	1.70%	1.62%	1.61%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	5.02	%(f)	2.77%		2.34%	2.24%	2.83%	2.99%
Operating expenses including reimbursement/waiver	1.49	%(f)	1.79	%(g)	n/a	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.74	%(f)	1.91%		2.12%	2.30%	2.05%	1.83%
Portfolio Turnover Rate	24	%(e)	24%		45%	46%	39%	32%

(a) Prior to May 1, 2016, Salient Select Income Fund was known as Forward Select Income Fund.

(b) The information for the fiscal year ended December 31, 2015 through December 31, 2018 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) The Fund expects income recharacterizations and it will be accounted for in the Fund’s Annual Report (see Note 2(j)).

(d) Not Annualized.

(e) Annualized.

(f) Effective July 1, 2018, the Advisor agreed to limit expenses to 1.50%.

See accompanying Notes to Financial Statements.	31

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Income Fund(a)(b)

	Institutional Class
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net Asset Value, Beginning of Period	$19.07		$22.13		$23.82	$22.36	$25.43	$23.53
Income/(Loss) from Operations:
Net investment income(c)	0.56		0.66		0.71	0.62	0.81	0.85
Net realized and unrealized gain/(loss) on investments	1.94		(2.50)		(0.27)	2.46	(1.01)	3.11

Total from Investment Operations	2.50		(1.84)		0.44	3.08	(0.20)	3.96

Less Distributions:
From investment income	(0.57	)(d)	(0.70)		(0.70)	(0.59)	(0.82)	(0.84)
From capital gains	—		(0.51)		(1.43)	(1.03)	(2.01)	(1.22)
From return of capital	—		(0.01)		—	—	(0.04)	—

Total Distributions	(0.57)		(1.22)		(2.13)	(1.62)	(2.87)	(2.06)

Net Increase/(Decrease) in Net Asset Value	1.93		(3.06)		(1.69)	1.46	(3.07)	1.90

Net Asset Value, End of Period	$21.00		$19.07		$22.13	$23.82	$22.36	$25.43

Total Return	13.13	%(e)	(8.52)%		1.84%	14.09%	(0.75)%	17.16%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$222,570		$198,762		$358,846	$358,059	$334,705	$637,666
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	5.39	%(f)	3.37%		3.41%	3.24%	3.62%	3.59%
Operating expenses including reimbursement/waiver	1.14	%(f)	1.25	%(g)	n/a	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.39	%(f)	1.37%		1.37%	1.35%	1.27%	1.26%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	5.39	%(f)	3.14%		3.02%	2.64%	3.19%	3.37%
Operating expenses including reimbursement/waiver	1.14	%(f)	1.48	%(f)	n/a	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.39	%(f)	1.60%		1.76%	1.95%	1.70%	1.48%
Portfolio Turnover Rate	24	%(e)	24%		45%	46%	39%	32%

(a) Prior to May 1, 2016, Salient Select Income Fund was known as Forward Select Income Fund.

(b) The information for the fiscal year ended December 31, 2015 through December 31, 2018 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) The Fund expects income recharacterizations and it will be accounted for in the Fund’s Annual Report (see Note 2(j)).

(e) Not Annualized.

(f) Annualized.

(g) Effective July 1, 2018, the Advisor agreed to limit expenses to 1.15%.

See accompanying Notes to Financial Statements.	32

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Income Fund(a)(b)

	Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net Asset Value, Beginning of Period	$19.13		$22.18		$23.87	$22.41	$25.47	$23.56
Income/(Loss) from Operations:
Net investment income(c)	0.53		0.56		0.60	0.52	0.73	0.75
Net realized and unrealized gain/(loss) on investments	1.92		(2.46)		(0.26)	2.47	(1.03)	3.12

Total from Investment Operations	2.45		(1.90)		0.34	2.99	(0.30)	3.87

Less Distributions:
From investment income	(0.53	)(d)	(0.66)		(0.63)	(0.52)	(0.74)	(0.74)
From capital gains	—		(0.48)		(1.40)	(1.01)	(1.98)	(1.22)
From return of capital	—		(0.01)		—	—	(0.04)	—

Total Distributions	(0.53)		(1.15)		(2.03)	(1.53)	(2.76)	(1.96)

Net Increase/(Decrease) in Net Asset Value	1.92		(3.05)		(1.69)	1.46	(3.06)	1.91

Net Asset Value, End of Period	$21.05		$19.13		$22.18	$23.87	$22.41	$25.47

Total Return(e)	12.83	%(f)	(8.78)%		1.46%	13.56%	(1.12)%	16.72%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$170,426		$122,484		$265,122	$414,748	$431,167	$676,775
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	5.08	%(g)	2.91%		2.90%	2.83%	3.31%	3.17%
Operating expenses including reimbursement/waiver	1.54	%(g)	1.60	%(h)	n/a	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.79	%(g)	1.72%		1.78%	1.75%	1.68%	1.66%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	5.08	%(g)	2.68%		2.51%	2.23%	2.88%	2.95%
Operating expenses including reimbursement/waiver	1.54	%(g)	1.83	%(g)	n/a	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.79	%(g)	1.95%		2.17%	2.35%	2.11%	1.88%
Portfolio Turnover Rate	24	%(f)	24%		45%	46%	39%	32%

(a) Prior to May 1, 2016, Salient Select Income Fund was known as Forward Select Income Fund.

(b) The information for the fiscal year ended December 31, 2015 through December 31, 2018 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) The Fund expects income recharacterizations and it will be accounted for in the Fund’s Annual Report (see Note 2(j)).

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Effective July 1, 2018, the Advisor agreed to limit expenses to 1.55%.

See accompanying Notes to Financial Statements.	33

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Income Fund(a)(b)

	Class C
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net Asset Value, Beginning of Period	$18.56		$21.55		$23.25	$21.87	$24.93	$23.10
Income/(Loss) from Operations:
Net investment income(c)	0.42		0.41		0.47	0.38	0.62	0.59
Net realized and unrealized gain/(loss) on investments	1.90		(2.42)		(0.27)	2.40	(1.05)	3.06

Total from Investment Operations	2.32		(2.01)		0.20	2.78	(0.43)	3.65

Less Distributions:
From investment income	(0.45	)(d)	(0.52)		(0.54)	(0.43)	(0.65)	(0.60)
From capital gains	—		(0.45)		(1.36)	(0.97)	(1.95)	(1.22)
From return of capital	—		(0.01)		—	—	(0.03)	—

Total Distributions	(0.45)		(0.98)		(1.90)	(1.40)	(2.63)	(1.82)

Net Increase/(Decrease) in Net Asset Value	1.87		(2.99)		(1.70)	1.38	(3.06)	1.83

Net Asset Value, End of Period	$20.43		$18.56		$21.55	$23.25	$21.87	$24.93

Total Return(e)	12.54	%(f)	(9.51)%		0.87%	12.96%	(1.67)%	16.07%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$62,379		$100,706		$166,857	$207,758	$227,301	$271,510
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	4.21	%(g)	2.23%		2.42%	2.28%	2.94%	2.61%
Operating expenses including reimbursement/waiver	2.09	%(g)	2.23	%(h)	n/a	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	2.34	%(g)	2.35%		2.33%	2.30%	2.23%	2.20%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	4.21	%(g)	2.00%		2.03%	1.68%	2.51%	2.39%
Operating expenses including reimbursement/waiver	2.09	%(g)	2.46	%(h)	n/a	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	2.34	%(g)	2.58%		2.72%	2.90%	2.66%	2.42%
Portfolio Turnover Rate	24	%(f)	24%		45%	46%	39%	32%

(a) Prior to May 1, 2016, Salient Select Income Fund was known as Forward Select Income Fund.

(b) The information for the fiscal year ended December 31, 2015 through December 31, 2018 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) The Fund expects income recharacterizations and it will be accounted for in the Fund’s Annual Report (see Note 2(j)).

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Effective July 1, 2018, the Advisor agreed to limit expenses to 2.10%.

See accompanying Notes to Financial Statements.	34

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Growth Fund(a)(b)

	Investor Class
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net Asset Value, Beginning of Period	$24.63		$26.56	$25.68	$24.94	$25.55	$26.17
Income/(Loss) from Operations:
Net investment income/(loss)(c)	0.06		0.05	(0.07)	(0.20)	(0.18)	(0.30)
Net realized and unrealized gain/(loss) on investments	1.30		(1.39)	2.75	1.01	(0.30)	0.81

Total from Investment Operations	1.36		(1.34)	2.68	0.81	(0.48)	0.51

Less Distributions:
From investment income	—		(0.02)	—	—	—	—
From capital gains	—		(0.57)	(1.80)	(0.07)	(0.13)	(1.13)

Total Distributions	—		(0.59)	(1.80)	(0.07)	(0.13)	(1.13)

Net Increase/(Decrease) in Net Asset Value	1.36		(1.93)	0.88	0.74	(0.61)	(0.62)

Net Asset Value, End of Period	$25.99		$24.63	$26.56	$25.68	$24.94	$25.55

Total Return	5.52	%(d)	(5.07)%	10.57%	3.21%	(1.89)%	1.98%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$6,224		$6,623	$9,212	$12,917	$117,790	$138,946
Ratios to Average Net Assets (excluding short sales expense):
Net investment income/(loss)	0.52	%(e)	0.21%	(0.26)%	(0.80)%	(0.72)%	(1.17)%
Operating expenses	1.84	%(e)	1.78%	1.87%	1.83%	1.76%	1.74%
Ratios to Average Net Assets (including interest expense):
Net investment loss	n/a		n/a	n/a	(0.80)%	n/a	n/a
Operating expenses	n/a		n/a	n/a	1.84%	n/a	n/a
Portfolio Turnover Rate	226	%(d)	531%	138%	837%	349%	607%

(a) Prior to May 1, 2016, Salient Tactical Growth Fund was known as Forward Tactical Growth Fund.

(b) The information for the fiscal year ended December 31, 2015 through December 31, 2018 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

See accompanying Notes to Financial Statements.	35

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Growth Fund(a)(b)

	Institutional Class
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net Asset Value, Beginning of Period	$25.43		$27.41	$26.36	$25.51	$26.04	$26.56
Income/(Loss) from Operations:
Net investment income/(loss)(c)	0.11		0.14	0.10 (d)	(0.07)	(0.10)	(0.22)
Net realized and unrealized gain/(loss) on investments	1.34		(1.44)	2.75	0.99	(0.30)	0.83

Total from Investment Operations	1.45		(1.30)	2.85	0.92	(0.40)	0.61

Less Distributions:
From investment income	—		(0.11)	—	—	—	—
From capital gains	—		(0.57)	(1.80)	(0.07)	(0.13)	(1.13)

Total Distributions	—		(0.68)	(1.80)	(0.07)	(0.13)	(1.13)

Net Increase/(Decrease) in Net Asset Value	1.45		(1.98)	1.05	0.85	(0.53)	(0.52)

Net Asset Value, End of Period	$26.88		$25.43	$27.41	$26.36	$25.51	$26.04

Total Return	5.70	%(e)	(4.76)%	10.91%	3.61%	(1.54)%	2.33%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$253,572		$275,669	$311,993	$23,721	$32,330	$53,957
Ratios to Average Net Assets (excluding short sales expense):
Net investment income/(loss)	0.87	%(f)	0.53%	0.37%	(0.27)%	(0.40)%	(0.82)%
Operating expenses	1.48	%(f)	1.47%	1.51%	1.48%	1.41%	1.39%
Ratios to Average Net Assets (including interest expense):
Net investment loss	n/a		n/a	n/a	(0.28)%	n/a	n/a
Operating expenses	n/a		n/a	n/a	1.49%	n/a	n/a
Portfolio Turnover Rate	226	%(e)	531%	138%	837%	349%	607%

(a) Prior to May 1, 2016, Salient Tactical Growth Fund was known as Forward Tactical Growth Fund.

(b) The information for the fiscal year ended December 31, 2015 through December 31, 2018 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(e) Not Annualized.

(f) Annualized.

See accompanying Notes to Financial Statements.	36

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Growth Fund(a)(b)

	Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net Asset Value, Beginning of Period	$24.24		$26.15		$25.34	$24.66	$25.30	$25.96
Income/(Loss) from Operations:
Net investment income/(loss)(c)	0.05		(0.07	)(d)	(0.09)	(0.18)	(0.22)	(0.35)
Net realized and unrealized gain/(loss) on investments	1.27		(1.27)		2.70	0.93	(0.29)	0.82

Total from Investment Operations	1.32		(1.34)		2.61	0.75	(0.51)	0.47

Less Distributions:
From capital gains	—		(0.57)		(1.80)	(0.07)	(0.13)	(1.13)

Total Distributions	—		(0.57)		(1.80)	(0.07)	(0.13)	(1.13)

Net Increase/(Decrease) in Net Asset Value	1.32		(1.91)		0.81	0.68	(0.64)	(0.66)

Net Asset Value, End of Period	$25.56		$24.24		$26.15	$25.34	$24.66	$25.30

Total Return(e)	5.45	%(f)	(5.13)%		10.39%	3.04%	(2.02)%	1.84%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$11,246		$11,718		$38,753	$37,332	$38,989	$59,769
Ratios to Average Net Assets (excluding short sales expense):
Net investment income/(loss)	0.42	%(g)	(0.28)%		(0.34)%	(0.72)%	(0.89)%	(1.38)%
Operating expenses	1.95	%(g)	1.92%		2.01%	1.98%	1.91%	1.88%
Ratios to Average Net Assets (including interest expense):
Net investment loss	n/a		n/a		n/a	(0.72)%	n/a	n/a
Operating expenses	n/a		n/a		n/a	1.99%	n/a	n/a
Portfolio Turnover Rate	226	%(f)	531%		138%	837%	349%	607%

(a) Prior to May 1, 2016, Salient Tactical Growth Fund was known as Forward Tactical Growth Fund.

(b) The information for the fiscal year ended December 31, 2015 through December 31, 2018 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

See accompanying Notes to Financial Statements.	37

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Growth Fund(a)(b)

	Class C
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net Asset Value, Beginning of Period	$23.01		$25.04		$24.45	$23.90	$24.63	$25.42
Income/(Loss) from Operations:
Net investment loss(c)	(0.01	)(d)	(0.16	)(d)	(0.21)	(0.29)	(0.33)	(0.44)
Net realized and unrealized gain/(loss) on investments	1.21		(1.30)		2.60	0.91	(0.27)	0.78

Total from Investment Operations	1.20		(1.46)		2.39	0.62	(0.60)	0.34

Less Distributions:
From capital gains	—		(0.57)		(1.80)	(0.07)	(0.13)	(1.13)

Total Distributions	—		(0.57)		(1.80)	(0.07)	(0.13)	(1.13)

Net Increase/(Decrease) in Net Asset Value	1.20		(2.03)		0.59	0.55	(0.73)	(0.79)

Net Asset Value, End of Period	$24.21		$23.01		$25.04	$24.45	$23.90	$24.63

Total Return(e)	5.22	%(f)	(5.84)%		9.92%	2.55%	(2.44)%	1.36%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$25,087		$27,915		$36,679	$41,943	$56,018	$85,792
Ratios to Average Net Assets (excluding short sales expense):
Net investment loss	(0.10	)%(g)	(0.64)%		(0.82)%	(1.21)%	(1.34)%	(1.76)%
Operating expenses	2.44	%(g)	2.45%		2.46%	2.43%	2.36%	2.34%
Ratios to Average Net Assets (including interest expense):
Net investment loss	n/a		n/a		n/a	(1.22)%	n/a	n/a
Operating expenses	n/a		n/a		n/a	2.44%	n/a	n/a
Portfolio Turnover Rate	226	%(f)	531%		138%	837%	349%	607%

(a) Prior to May 1, 2016, Salient Tactical Growth Fund was known as Forward Tactical Growth Fund.

(b) The information for the fiscal year ended December 31, 2015 through December 31, 2018 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

See accompanying Notes to Financial Statements.	38

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1. ORGANIZATION

Forward Funds (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on August 26, 1992, and reorganized effective April 7, 2005 as a Delaware statutory trust. As of June 30, 2019, the Trust is comprised of 4 registered funds under the brand name Salient. The accompanying financial statements are presented for the following funds (individually a “Fund” and collectively the “Funds”):

Fund	Short Name	Commencement of Operations
Salient Global Real Estate Fund (prior to August 21, 2018, Salient International Real Estate Fund)	Global Real Estate Fund	April 28, 2006
Salient International Small Cap Fund	International Small Cap Fund	February 7, 1996
Salient Select Income Fund	Select Income Fund	March 30, 2001
Salient Tactical Growth Fund	Tactical Growth Fund	September 14, 2009

The Funds are distributed by Forward Securities, LLC. The Investment Advisor to the Funds is Forward Management, LLC d/b/a Salient, (the “Advisor” or “Salient Management”).

Global Real Estate Fund’s investment objective is to seek total return from both capital appreciation and current income through investing primarily in common stocks and other equity securities issued by U.S. and non-U.S. real estate companies, including real estate investment trusts (“REITs”) and similar REIT-like entities in at least three different countries. International Small Cap Fund’s investment objective is to seek to achieve long-term growth of capital and invests primarily in equity securities of companies with small market capitalizations located outside the United States. Select Income Fund’s investment objective is to seek high current income and potential for modest long-term growth of capital through investing primarily in income-producing securities of companies in the real estate industry, such as REITs, master limited partnerships and other real estate firms. Tactical Growth Fund’s investment objective is to produce above average, risk adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index and invests primarily in a portfolio of exchange-traded funds and futures on securities indices providing exposure to securities market indices, industries or sectors within U.S. and overseas equity markets.

Information presented in the accompanying Funds’ financial statements pertains to the Investor Class, Institutional Class, Class A, and Class C shares offered by the Funds.

At a meeting held on January 17, 2017, the Board of Trustees of the Trust (the “Board of Trustees”) approved, on behalf of Global Real Estate Fund and Select Income Fund, the termination of Advisor Class shares as share classes of the Funds. On March 29, 2017, outstanding Advisor Class shares of each such Fund were exchanged at relative net asset value for Institutional Class shares of the same Fund having the same value.

At a meeting held on January 17, 2017, the Board of Trustees approved, on behalf of Select Income Fund, the termination of Class B shares as a share class of the Fund. On April 28, 2017, outstanding Class B shares of the Fund were exchanged at relative net asset value for Class A shares of the Fund having the same value.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Global Real Estate Fund and Select Income Fund may invest a substantial portion of assets in the securities of issuers engaged in the real estate industry, including REITs. As a result, the Funds may be more affected by economic and regulatory developments in this industry than would a fund not concentrating its investments in a particular sector or industry. Global Real Estate Fund, International Small Cap Fund, Select Income Fund and Tactical Growth Fund are each classified as a diversified fund under the 1940 Act.

Certain Funds invest a high percentage of their assets in specific sectors of the market. As a result, the economic and regulatory developments in a particular sector of the market, positive or negative, can have a greater impact on the relevant Fund’s net asset value and may cause its shares to fluctuate more than if the Fund did not concentrate its investments in a particular sector.

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2. SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Funds conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant. Each Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services Investment Companies”.

(b) PORTFOLIO VALUATION

Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market and that are freely transferable are valued at the last sale price or market’s official closing price on the valuation day. If there have been no sales that day, such securities or contracts are valued at the mean of the closing bid and ask prices. If no bid or ask prices are quoted before closing, such securities or contracts are valued either at the last available sale price or at fair value in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Debt securities that have an original maturity of more than 365 days or that are credit impaired are valued on the basis of the average of the latest bid and ask prices. Debt securities that have an original maturity of less than 365 days and that are not credit impaired are valued as follows: (a) maturity of 61 to 365 days, on the basis of the average of the latest bid and ask prices; and (b) maturity of 60 days or less, at amortized cost.

The Funds’ independent pricing vendors (approved by the Board of Trustees) use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing vendor may utilize a market-based approach through which quotes from market makers are used to determine value. In instances where sufficient market activity may not exist or is limited, the pricing vendors may also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the value.

In the event valuation information is not available from the Funds’ independent pricing vendors for a security held by a Fund, such security may be valued by alternate pricing methods, including the use of quotations obtained from dealers that make markets in such securities, or otherwise determined based on the fair value of such securities. To the extent that such securities do not trade on a valuation day and the last bid and ask prices are not available, the securities may be valued using matrix pricing or similar valuation methods from the Funds’ independent pricing vendors. Bonds that do not trade regularly and lower-rated bonds tend to be less liquid, and their values may be determined based on alternate or fair valuation methods (approved by the Board of Trustees) more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

If the Funds’ independent pricing vendors do not provide valuation information for swap contracts or structured notes held by a Fund, such swap contracts and structured notes may be valued by Salient Management, based on information from the structuring firm or issuer.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter market and that are freely transferable are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument on the day on which the instrument is being valued. Over the counter futures, options on futures, and swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing vendors or one or more dealers that make markets in such securities. If quotes are not available from an independent pricing vendor or dealers, over-the-counter futures, options on futures and swap contracts are valued using fair valuation methodologies.

Options on securities and options on indices are valued using the mean of the closing bid and ask prices of the securities or commodities exchange on which they are traded. If a mean price is not available, value shall be determined based on fair valuation methodologies. Certain investments including options may trade in the over-the-counter market and generally are valued based on the mean of the closing bid

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Notes to Financial Statements (Unaudited)

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and ask prices obtained from an approved pricing service or value may be determined based on quotes from dealers that make markets in such securities.

Portfolio securities that are traded on foreign securities exchanges are generally valued at the last reported sale or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the normal trading day of the NYSE, normally 4:00 p.m. Eastern Time. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

Forward currency contracts have a market value determined by the prevailing daily foreign currency exchange rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign currency exchange rates and foreign currency exchange forward rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s net asset value, with the exception of exchange-traded products which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include: analysis of recent public transactions in securities or assets of the same class or that are highly similar; analysis of recent private transactions in securities or assets of the same class or that are highly similar; analysis of information that provides a reasonable basis for valuation, such as appraisals, analysts’ reports, and valuation models; and cost, if other valuation methods are not available.

(c) SECURITIES TRANSACTIONS AND INVESTMENT INCOME

For financial statement purposes, securities transactions are accounted for on a trade date basis. Accordingly, differences between the net asset values for financial statement purposes and for executing shareholder transactions may arise. Realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments. Distributions received from a Fund’s investments in MLPs generally are composed of ordinary income, capital gains and return of capital from the MLP.

(d) FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

(e) MASTER LIMITED PARTNERSHIPS (“MLPs”)

Entities commonly referred to as MLPs are generally organized under state law as limited partnerships or limited liability companies. Certain Funds may invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986, as amended (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real property rents, gains

41

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on dispositions of real property, income and gains from mineral or natural resources activities, income and gains from the transportation or storage of certain fuels, and, in certain circumstances, income and gains from commodities or futures, forwards and options on commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members).

The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership or limited liability company. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. Investments in MLPs consist only of limited partner or member interest ownership. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

(f) SHORT SALES

Certain Funds may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own in anticipation of a decline in the value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. government securities or other liquid assets in an amount at least equal to the value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term; therefore, they are excluded from the purchases and sales of investments in Note 9 and the Fund’s Portfolio Turnover Calculation in the Financial Highlights. No Funds held securities sold short as of June 30, 2019.

(g) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities but also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, forward currency contracts, and purchased and written option contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse

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Notes to Financial Statements (Unaudited)

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relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to settle the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons, including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. No Funds held futures contracts as of June 30, 2019.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust the risk and return of their overall investment

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Notes to Financial Statements (Unaudited)

June 30, 2019

positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase, or proceeds from the sale, in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and unexpected movements in security values. No Funds held purchased options during the six months ended June 30, 2019.

The effect and gains/(losses) of Derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are presented in the following table:

Derivatives not Accounted for as Hedging Instruments	Location of Gain/(Loss) on Derivatives Recognized in Income	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Tactical Growth Fund
Equity Contracts (Futures Sold)	Net realized loss on futures contracts/Net change in unrealized depreciation on futures contracts	$(1,566,267)	$(2,911,370)

Total		$(1,566,267)	$(2,911,370)

The following is a summary of the average month-end notional value of futures contracts held by the Funds for the six months ended June 30, 2019, as well as the notional amount of purchased option contracts held as of June 30, 2019:

Fund	Average Monthly Notional Value	Notional Value Outstanding at June 30, 2019
Tactical Growth Fund	$23,047,316	$—

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange that contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. There were no derivative financial instruments that are subject to enforceable netting arrangements or other similar agreements as of June 30, 2019.

Warrants: Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a certain date or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. The leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment.

This leveraging increases an investor’s risk, as a complete loss of the amount invested in the warrant may result in the event of a decline in the value of the underlying security. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date,

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Notes to Financial Statements (Unaudited)

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the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant, a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security. As of June 30, 2019, the Funds held no warrants.

(h) CASH MANAGEMENT TRANSACTIONS

The Funds may hold cash balances in bank demand deposit accounts with the Funds’ custodian, Citibank, N.A. (“Citibank”). Such amounts are readily accessible to purchase investments or pay Fund expenses. The Funds consider liquid assets deposited in a bank demand deposit account to be cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds may maintain demand deposit accounts that have an aggregate value in excess of Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As a result, the Funds may be exposed to credit risk in the event of insolvency or other failure of Citibank to meet its obligations.

(i) LEVERAGE

Select Income Fund may purchase securities with borrowed money, including bank overdrafts (a form of leverage). The Fund may borrow amounts up to one-third of the value of its assets after giving effect to such borrowing. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Fund portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. In certain cases, interest costs may exceed the return received on the securities purchased.

Select Income Fund maintains a line of credit up to one-third of the value of its assets with BNP Paribas (acting through its New York Branch). The Fund is charged interest of 1.20% above the one-month London Interbank Offered Rate (“LIBOR”) for borrowing under this agreement. Select Income Fund also maintains a separate line of credit up to a limit of $50,000,000 with Société Générale. For borrowings under this agreement, the Fund is charged interest of 1.05% above the one-month LIBOR. Additionally, if the borrowed amount by the Fund is below 80% of the Fund’s facility limit, the Fund is charged a commitment fee of 0.35% per annum on the amount between the facility limit and borrowed amount.

As of June 30, 2019, the borrowed amounts on the lines of credit were $0 and there were no investment securities pledged as collateral for the lines of credit in the Select Income Fund.

(j) DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly for Select Income Fund and Global Real Estate Fund and annually for the International Small Cap Fund and Tactical Growth Fund. For all Funds, net realized capital gains, if any, are normally distributed annually in December, and a spillover capital gain distribution, if any, is distributed in the year after which a Fund elects to treat the distribution as paid for Federal income tax purposes. There is no guarantee that the Funds will continue paying dividends. The amount of distributions is determined in accordance with Federal income tax regulations, which may differ from GAAP.

Based on information provided by the REITs, the Funds recharacterize distributions received from REIT investments into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information that may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following annual financial reporting period. There is no guarantee that the REITs held by the Funds will continue to pay dividends. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Schedule of Investments. However, it is not possible for the Funds to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until after year end. These recharacterizations are reflected in the Funds’ year-end financial statements. For the semi-annual period, the characterization of the Funds’ distributions from net investment income or net capital gains will differ from its ultimate characterization for federal income tax purposes.

Distributions received from a Funds’ investments in MLPs generally are comprised of income, capital gains and return of capital. A Fund records investment income, capital gains, and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other

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industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

(k) FEDERAL INCOME TAXES

The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Code. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses, capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The Funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

As of and during the six months ended June 30, 2019, and for all open tax years, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties. The Funds file U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Salient Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

(l) ALLOCATIONS

Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets. For Funds offering multiple share classes, all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1 of the 1940 Act) and/or shareholder services plans for a particular class of a Fund are charged to the operations of such class.

(m) REFLOW TRANSACTIONS

Certain Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of any Fund. The Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. ReFlow fees that were incurred by the Funds during the six months ended June 30, 2019 are recorded in the Statement of Operations, if applicable.

3. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of

46

Notes to Financial Statements (Unaudited)

June 30, 2019

the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date. Investments in any underlying open-ended investment companies are valued at their net asset value daily and classified as Level 1.

Level 2—Quoted prices in markets which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability. The Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3—Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2019:

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Real Estate Fund
Common Stocks(a)	$39,316,645	$—	$—	$39,316,645
Limited Partnerships(a)	789,381	—	—	789,381

Total	$40,106,026	$—	$—	$40,106,026

International Small Cap Fund
Common Stocks(a)	$42,713,917	$—	$—	$42,713,917

Total	$42,713,917	$—	$—	$42,713,917

Select Income Fund
Common Stocks(a)	$111,207,806	$—	$—	$111,207,806
Limited Partnerships(a)	8,878,170	—	—	8,878,170
Preferred Stocks(a)	227,369,358	3,428,475	—	230,797,833
Convertible Corporate Bonds(a)	—	13,086,720	—	13,086,720
Convertible Preferred Stocks(a)	85,256,326	—	—	85,256,326
Corporate Bond(a)	—	7,125,000	—	7,125,000

Total	$432,711,660	$23,640,195	$—	$456,351,855

Tactical Growth Fund
Exchange-Traded Funds	$197,814,144	$—	$—	$197,814,144

Total	$197,814,144	$—	$—	$197,814,144

(a) For detailed descriptions of industry or country, see the accompanying Schedule of Investments.

47

Notes to Financial Statements (Unaudited)

June 30, 2019

For the six months ended June 30, 2019, no Funds had transfers between the fair value levels designated in the preceding table and unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

4. INVESTMENT MANAGEMENT SERVICES

The Trust has entered into an investment management agreement with Salient Management, pursuant to which Salient Management provides investment management services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates, as of June 30, 2019, based on each Fund’s average daily net assets:

Fund	Advisory Fee
Global Real Estate Fund	1.00%(a)

International Small Cap Fund	1.00% up to and including $500 million
0.975% over $500 million up to and including $1 billion
0.95% over $1 billion

Select Income Fund	1.00%(b)

Tactical Growth Fund	1.15% up to and including $1 billion
1.05% over $1 billion

(a) Salient Management is contractually obligated to waive 0.25% of the Fund’s management fee so that until April 30, 2020 the Fund’s management fee will be 0.75%. The waivers for the investment management fees totaled $53,912 and are reflected in the Statement of Operations.

(b) Salient Management is contractually obligated to waive 0.25% of the Fund’s management fee so that until April 30, 2020 the Fund’s management fee will be 0.75%. The waivers for the investment management fees totaled $596,061 and are reflected in the Statement of Operations.

The Trust and Salient Management have entered into investment sub-advisory agreements with Henry James International Management, Inc. (“HJIM”) for the International Small Cap Fund and Broadmark Asset Management LLC for the Tactical Growth Fund (each a “Sub-Advisor” and collectively, the “Sub- Advisors”). Pursuant to these agreements, the Sub-Advisors provide investment sub-advisory services to the Funds and are entitled to receive a fee from Salient Management calculated daily and payable monthly at the following annual rates, as of June 30, 2019, based on each Fund’s average daily net assets:

Fund	Sub-Advisory Fee
International Small Cap Fund	0.60% up to and including $250 million
0.575% over $250 million up to and including $500 million
0.55% over $500 million up to and including $1 billion
0.525% over $1 billion

Tactical Growth Fund	0.60% up to and including $1 billion
0.55% over $1 billion

Expense Limitations: Salient Management has entered into an Expense Limitation Agreement with Global Real Estate Fund, International Small Cap Fund, and Select Income Fund which limits the total expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) of certain classes of the Fund, through a specified date. In addition, Salient Management may voluntarily reimburse additional expenses of certain classes of the Fund. Following are the annual expense limitation rates and expiration dates for the Fund:

Fund	Investor Class	Institutional Class	Class A	Class C	End Date
Global Real Estate Fund	1.50%	1.15%	1.55%	2.10%	April 30, 2020
International Small Cap Fund	1.55%	1.20%	N/A	N/A	April 30, 2020
Select Income Fund	1.50%	1.15%	1.55%	2.10%	April 30, 2020

48

Notes to Financial Statements (Unaudited)

June 30, 2019

Pursuant to the Expense Limitation Agreement, the Fund will reimburse Salient Management for any fee waivers and expense reimbursements made by Salient Management, provided that any such reimbursements made by the Fund to Salient Management will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years following the year in which the expenses were incurred.

For the six months ended June 30, 2019, the fee waivers and/or reimbursements were as follows:

Fund	Fees Waived/ Reimbursed by Advisor	Recoupment of Past Waived Fees by Advisor	Total
Global Real Estate Fund
Investor Class	$3,614	$—	$3,614
Institutional Class	25,317	—	25,317
Class A	62,789	—	62,789
Class C	30,209	—	30,209
International Small Cap Fund
Investor Class	35,497	—	35,497
Institutional Class	72,054	—	72,054
Select Income Fund
Investor Class	20,935	—	20,935
Institutional Class	274,405	—	274,405
Class A	183,267	—	183,267
Class C	117,454	—	117,454

As of June 30, 2019, the balances of recoupable expenses for each Fund were waived in the following years:

Fund	2016	2017	2018	2019	Total
Global Real Estate Fund
Investor Class	$—	$—	$8,482	$2,029	$10,511
Institutional Class	—	—	61,737	14,083	75,820
Class A	—	—	128,050	34,961	163,011
Class C	—	—	81,653	16,944	98,597
International Small Cap Fund
Investor Class	39,195	79,142	109,812	35,497	263,646
Institutional Class	147,123	174,461	242,477	72,054	636,115

5. DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

The Funds have adopted Distribution Plans (the “Distribution Plans”) pursuant to Rule 12b-1 of the 1940 Act that allow each of the Funds to pay for the sale and distribution of its shares at an annual rate of up to the following amounts based on each Fund’s daily average net assets:

Fund	Investor Class	Class A		Class C
Global Real Estate Fund	0.25%	0.25	%(a)	0.75%
International Small Cap Fund	0.25%	N/A		N/A
Select Income Fund	0.25%	0.25	%(a)	0.75%
Tactical Growth Fund	0.25%	0.25	%(a)	0.75%

(a) For the period January 1, 2019 to April 30, 2019, the Distribution Plan allowed the Funds to pay up to 0.35% except that the Global Real Estate Fund and the Select Income Fund were authorized to pay 0.25%. As of May 1, 2019, the Distribution Plan allows the Funds to pay 0.25%.

The Funds have adopted a Shareholder Services Plan (the “Shareholder Services Plan”) with respect to certain Funds. Under the Shareholder Services Plan, a Fund is authorized to pay third party service providers for non-distribution related services to shareholders. Payments under the

49

Notes to Financial Statements (Unaudited)

June 30, 2019

Shareholder Services Plan are calculated daily and paid monthly and are not to exceed the following annual rates (Shareholder services fees may be temporarily suspended by the Fund, in which case, the fees may not accrue to the full amounts payable.):

Fund	Investor Class	Institutional Class	Class A	Class C
Global Real Estate Fund	0.15%	0.05%	0.20%	0.25%
International Small Cap Fund	0.15%	0.05%	N/A	N/A
Select Income Fund	0.15%	0.05%	0.20%	0.25%
Tactical Growth Fund	0.15%	0.05%	0.20%	0.25%

The expenses of the Distribution Plans and the Shareholder Services Plan are reflected as distribution and service fees in the Statement of Operations.

6. SERVICE PROVIDERS

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ administrator, transfer agent and dividend paying agent.

Citibank, N.A. serves as the Funds’ custodian.

Forward Securities, LLC, a wholly owned subsidiary of Salient Management, (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

7. TRUSTEE AND OFFICER FEES

Each Fund’s operations are managed under the direction and oversight of the Board of Trustees. The Board of Trustees appoints Officers of the Trust who are responsible for the Funds’ day-to-day business decisions based on policies set by the Board of Trustees. The Officers serve at the pleasure of the Board of Trustees.

The Funds do not pay any compensation directly to the Officers or Trustees who are also trustees, Officers or employees of Salient Management or its affiliates, except as noted below. As of June 30, 2019, there were six Trustees, five of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Trustees of the Trust may also serve as Trustees of other registered investment companies managed by the Advisor and its affiliates, including Salient MF Trust and Salient Midstream & MLP Fund (together with the Trust, the “Trusts”). Each Fund within the Trusts pays Independent Trustees an allocated portion of the retainer of $50,000 per year. Each Fund within the Trusts pays Independent Trustees an allocated portion of the amounts of: $6,250 for attendance in person at a regular meeting and $1,500 for attendance by telephone at a regular meeting; $1,500 for attendance in person or by video conference at a special meeting that is not held in conjunction with a regular meeting and $1,500 for attendance by telephone at a special meeting that is not held in conjunction with a regular meeting; and $1,500 per day for participation in Trust-related meetings not held in conjunction with a meeting. The Chairman of the Board of Trustees, the Chairman of the Audit Committee, the Chairman of the Nominating Committee, and the Chairman of the Compliance Committee receive a special retainer fee in the amount of $16,000, $6,000, $5,000, and $5,000, respectively per year. In addition, each member of the Audit Committee, Nominating Committee and Compliance Committee receives $1,000, respectively per year. In the interest of retaining Independent Trustees of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate. The interested Trustees receive no compensation from the Funds. In addition, Independent Trustees receive reimbursements for reasonable out-of-pocket expenses incurred for their services as a Trustee, including for the transportation and other expenses that they incur in attending meetings.

The Chief Compliance Officer of the Funds (“CCO”) is an employee of, and is compensated by, the Advisor. As of June 30, 2019, the Funds have agreed to pay the Advisor approximately $260,000 per year as (i) an allocated portion of the compensation of an officer or employee of the Advisor to serve as CCO for the Funds (plus the cost of reasonable expenses related to the performance of the CCO’s duties, including travel expenses), and (ii) an allocation of the expenses of other officers or employees of the Advisor who serve in other compliance capacities for the Funds. The Board

50

Notes to Financial Statements (Unaudited)

June 30, 2019

approves annually an allocation of such costs among such personnel, and each Fund bears its pro rata share of such expense. Other affiliated funds and registered investment companies managed by the Advisor pay additional compensation for the same purposes.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Funds. Based on experience, however, the Funds expect the risk of loss to be remote.

9. PURCHASES AND SALES OF INVESTMENTS

Investment transactions for the six months ended June 30, 2019, excluding U.S. Government Obligations, short-term investments and short sales, if any, were as follows:

Fund	Cost of Investments Purchased	Proceeds From Investments Sold
Global Real Estate Fund	$4,561,348	$8,545,085
International Small Cap Fund	9,866,500	23,214,434
Select Income Fund	112,487,274	119,687,585
Tactical Growth Fund	439,979,396	364,867,360

10. TAX BASIS INFORMATION

Tax Basis of Investments: Differences in book and tax accounting for cost basis of investments are primarily attributable to the deferral of losses on wash sales and mark-to-market adjustments for certain investments. The following information is provided on a tax basis as of June 30, 2019 and includes investments and securities sold short, and excludes foreign currency:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Real Estate Fund	$36,953,348	$5,562,551	$(2,409,873)	$3,152,678
International Small Cap Fund	33,755,013	10,558,475	(1,599,571)	8,958,904
Select Income Fund	412,426,844	67,949,361	(24,024,350)	43,925,011
Tactical Growth Fund	189,383,958	8,430,186	—	8,430,186

Capital Losses: Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. As of December 31, 2018, the following Funds had available for Federal income tax purposes unused capital losses that may be used to offset future realized capital gains as follows:

Fund	Short Term(a)	Long-Term	Total
Global Real Estate Fund	$14,312,370	$8,473,740	$22,786,110

(a) Subject to limitations under §382 of the Code.

Capital losses arising in the post-October period of the current fiscal year may be deferred to the next fiscal year if the fund elects to defer the recognition of these losses. When this election is made, any losses recognized during the period are treated as having occurred on the first day of the next

51

Notes to Financial Statements (Unaudited)

June 30, 2019

fiscal year separate from and in addition to the application of normal capital loss carryovers as described above. The Funds elect to defer to the period ending December 31, 2019 capital losses and late year ordinary losses recognized during the period November 1, 2018 to December 31, 2018 in the amount of:

Fund	Capital Losses Total	Ordinary Losses Total
Global Real Estate Fund	$31,692	$—
International Small Cap Fund	965,689	—
Select Income Fund	17,461,514	—
Tactical Growth Fund	6,339,366	—

Tax Character of Distributions to Shareholders: Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. The amounts and characterizations of distributions and compositions of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, these tax adjusted amounts have not been determined as of June 30, 2019.

The tax character of distributions paid for the year ended December 31, 2018 were as follows:

Fund	Ordinary Income Total	Long-Term Capital Total	Return of Capital Total
Global Real Estate Fund	$1,102,280	$—	$167,643
International Small Cap Fund	907,697	14,691,706	—
Select Income Fund	16,388,684	14,606,741	342,312
Tactical Growth Fund	9,657,385	1,184,280	—

The Funds may own shares in certain foreign investment entities referred to under U.S. tax law, as “passive foreign investment companies” (PFICs). The Funds may elect to mark-to-market annually the shares of each PFIC and may be required to include in distributable income to shareholders any such mark-to market gains.

11. SCHEDULE OF INVESTMENTS

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

12. AFFILIATED COMPANIES

As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities or a company that is under common ownership or control.

During the six months ended June 30, 2019, Select Income Fund owned 5% or more of the outstanding voting securities of the securities identified in the table below.

Security Name	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 06/30/2019	Dividend Income	Change in Unrealized Appreciation/ Depreciation	Realized Gain/ (Loss)
Investments in affiliates no longer affiliated as of 06/30/2019
Common Stocks
Clipper Realty, Inc.	950,000	—	—	—	$10,621,000	$180,500	$(1,795,500)	$—

				Total	$10,621,000	$180,500	$(1,795,500)	$—

52

Notes to Financial Statements (Unaudited)

June 30, 2019

13. FUND REORGANIZATION

Global Real Estate Fund Acquisition of Salient Tactical Real Estate Fund: On June 8, 2018, the Board of Trustees of the Trust, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act), approved an Agreement and Plan of Reorganization (the “Reorganization”) for the Salient Tactical Real Estate Fund (the “Acquired Fund”) and the Global Real Estate Fund (the “Acquiring Fund”). For accounting and financial reporting purposes, the Acquiring Fund is the accounting survivor. Under the Plan, the Acquired Fund was reorganized into the Acquiring Fund. The Reorganization did not require shareholder approval and occurred as of the close of business on August 22, 2018 (the “Reorganization Date”). The purpose of the Reorganization was to combine two funds with substantially identical investment objectives and similar principal investment strategies and policies. On the Reorganization Date, the assets and liabilities of the Acquired Fund were transferred to the Acquiring Fund in exchange for shares of the Acquiring Fund. Pursuant to the Reorganization, each shareholder of Investor Class, Institutional Class, Class A and Class C shares of the Acquired Fund became the owner of the number of corresponding full and fractional shares of the Acquiring Fund, having an equal aggregate net asset value. On the Reorganization date, the Acquiring Fund and the Acquired Fund reported the following financial information:

Acquiring Fund	Shares Outstanding of Acquiring Fund	Net Assets of Acquiring Fund	Acquired Fund	Acquired Fund Shares Exchanged	Net Assets of Acquired Fund Exchanged
Global Real Estate Fund	1,254,648	$17,288,496	Salient Tactical Real Estate Fund	908,633	$31,164,439

The investment portfolio value and unrealized appreciation/(depreciation) as of the Reorganization Date of the Acquired Fund was as follows:

Acquired Fund	Portfolio Value	Unrealized Appreciation/ (Depreciation) of Acquired Fund
Salient Tactical Real Estate Fund	$28,790,637	$1,939,157

Immediately following the Reorganization the net assets of the combined Acquiring Fund were $48,452,935.

As a result of the Reorganization, 2,259,803 Shares were issued in the Acquiring Fund.

The Reorganization qualified as a tax-free reorganization for federal income tax purposes. The Acquiring Fund acquired the following unused capital loss carryovers for potential utilization, subject to certain tax limitations:

Fund	Short-Term	Long-Term	Total
Salient Tactical Real Estate Fund	$436,129	$618,733	$1,054,862

Assuming the Reorganization had been completed on January 1, 2018, the beginning of the annual reporting period for the Global Real Estate Fund, Global Real Estate Fund’s pro forma results of operations for the year ended December 31, 2018 are as follows:

Net Investment Income	$1,192,341
Net Realized and Unrealized Loss on Investments	(5,396,024)

Net Decrease in Net Assets Resulting from Operations	$(4,203,683)

Because the combined investment portfolios have been managed as a single integrated portfolio since the closing of the Reorganization, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in Acquiring Fund’s Statement of Operations since August 22, 2018.

53

Notes to Financial Statements (Unaudited)

June 30, 2019

14. SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2019.

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an Exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT was filed for the quarter ended March 31, 2019. The Funds’ Form N-PORT is available on the Commission’s Web site at www.sec.gov.

Each Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. Each Fund’s Form N-PX filing for the period ended June 30 of each year will be available: (i) without charge, upon request, by calling 1-866-667-9228 for the Salient MF Trust or 1-800-999-6809 for the Forward Funds Trust, or (ii) by visiting the SEC’s website at www.sec.gov.

54

Privacy Policy (Unaudited)

Salient Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

•	Information we receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to nonaffiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the Security and Confidentiality of Your Information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Salient Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment advisor or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

Investment Advisor

Forward Management, LLC

Investment Sub-Advisors

Broadmark Asset Management LLC

Henry James International Management, Inc.

Administrator

ALPS Fund Services, Inc.

Custodian

Citibank, N.A.

Distributor

Forward Securities, LLC

Independent Registered Public Accounting Firm

KPMG LLP

Legal Counsel

K&L Gates LLP

Transfer Agent

ALPS Fund Services, Inc.

P.O. Box 1345

Denver, CO 80201

800-999-6809

www.salientfunds.com

Salient Global Real Estate Fund

Salient International Small Cap Fund

Salient Select Income Fund

Salient Tactical Growth Fund

Printed on paper containing recycled content using soy-based inks.	FSD003237 090120

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)

The registrant’s Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the Report to the Stockholders filed under Item 1 of Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Act (17 CFR 30a-2(a)) are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act (17 CFR 30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forward Funds

By:	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date:	September 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date:	September 5, 2019

By:	/s/ Barbara H. Tolle
Barbara H. Tolle
Principal Financial Officer

Date:	September 5, 2019